UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2013

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF SEPTEMBER 30, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.54%
Consumer Discretionary		20.36%
Automobiles		1.45%
Ford Motor Co.	63,300	$1,067,871

Hotels, Restaurants & Leisure		3.75%
Las Vegas Sands Corp.	19,870	1,319,765
Starbucks Corp.	18,750	1,443,188
		2,762,953

Household Durables		1.47%
Whirlpool Corp.	7,400	1,083,656

Internet & Catalog Retail		5.71%
Amazon.com Inc.**	6,750	2,110,320
Netflix Inc.**	2,200	680,262
Priceline.com Inc.**	1,410	1,425,439
		4,216,021

Leisure Equipment & Products		1.40%
Polaris Industries Inc.	8,000	1,033,440

Media		1.84%
CBS Corp. - Class B	24,650	1,359,694

Specialty Retail		2.18%
Home Depot Inc.	21,238	1,610,902

Textiles, Apparel & Luxury Goods		2.56%
Michael Kors Holdings Ltd. (British Virgin Islands)**	14,800	1,102,896
Under Armour Inc. - Class A**	9,850	782,583
		1,885,479

Total Consumer Discretionary
(Cost $11,525,290)		15,020,016

Consumer Staples		7.46%
Food & Staples Retailing		3.64%
Costco Wholesale Corp.	8,400	967,008
CVS Caremark Corp.	9,750	553,312
Whole Foods Market Inc.	20,000	1,170,000
		2,690,320

Food Products		2.51%
Green Mountain Coffee Roasters, Inc.**	13,050	983,057
Hain Celestial Group Inc.**	11,250	867,600
		1,850,657

Personal Products		1.31%
Nu Skin Enterprises, Inc.	10,100	966,974

Total Consumer Staples
(Cost $4,980,057)		5,507,951

Energy		7.10%
Energy Equipment & Services		4.68%
Core Laboratories N.V. (Netherlands)	5,700	964,497
Dresser-Rand Group, Inc.**	14,850	926,640
Schlumberger Ltd.	17,700	1,563,972
		3,455,109

Oil, Gas & Consumable Fuels		2.42%
Cabot Oil & Gas Corp.	22,950	856,494
Pioneer Natural Resources Co.	4,900	925,120
		1,781,614

Total Energy
(Cost $4,830,372)		5,236,723

Financials		6.85%
Capital Markets		3.67%
Affiliated Managers Group Inc.**	6,575	$1,200,858
Goldman Sachs Group Inc.	5,950	941,349
SEI Investments Co.	18,250	564,108
		2,706,315

Commercial Banks		0.76%
SunTrust Banks Inc.	17,300	560,866

Diversified Financial Services		2.42%
Citigroup Inc.	17,900	868,329
CME Group Inc.	12,400	916,112
		1,784,441

Total Financials
(Cost $4,427,572)		5,051,622

Health Care		10.71%
Biotechnology		7.62%
Biogen Idec Inc.**	5,462	1,315,031
Celgene Corp.**	10,950	1,685,533
Gilead Sciences Inc.**	28,500	1,790,940
Regeneron Pharmaceuticals, Inc.**	2,650	829,106
		5,620,610

Life Sciences Tools & Services		1.51%
Agilent Technologies Inc.	21,700	1,112,125

Pharmaceuticals		1.58%
Endo Health Solutions Inc.**	25,750	1,170,080

Total Health Care
(Cost $5,620,815)		7,902,815

Industrials		13.29%
Aerospace & Defense		3.80%
Honeywell International Inc.	12,950	1,075,368
United Technologies Corp.	16,050	1,730,511
		2,805,879

Commercial Services & Supplies		0.90%
Waste Connections Inc.	14,600	662,986

Construction & Engineering		1.28%
Fluor Corp.	13,300	943,768

Electrical Equipment		2.37%
AMETEK Inc.	14,627	673,112
Rockwell Automation Inc.	10,050	1,074,747
		1,747,859

Industrial Conglomerates		1.00%
Danaher Corp.	10,700	741,724

Machinery		1.81%
Cummins Inc.	10,050	1,335,343

Road & Rail		2.13%
J.B. Hunt Transport Services Inc.	12,900	940,797
Union Pacific Corp.	4,050	629,127
		1,569,924

Total Industrials
(Cost $8,872,877)		9,807,483

Information Technology		28.14%
Communications Equipment		1.33%
Cisco Systems Inc.	42,000	983,640

Computers & Peripherals		5.30%
Apple Inc.	8,207	3,912,687

Internet Software & Services		8.66%
Facebook Inc. - Class A**	35,400	1,778,496
Google Inc. - Class A**	3,386	2,965,831
LinkedIn Corp. - Class A**		1,642,451
		6,386,778

IT Services		3.07%
Alliance Data Systems Corp.**	5,200	$1,099,644
Cognizant Technology Solutions Corp. - Class A**	14,200	1,166,104
		2,265,748

Semiconductors & Semiconductor Equipment		3.63%
Lam Research Corp.**	19,250	985,407
Microchip Technology Inc.	16,250	654,713
Xilinx, Inc.	22,150	1,037,949
		2,678,069

Software		6.15%
Adobe Systems Inc.**	21,200	1,101,128
NetSuite Inc.**	9,100	982,254
Salesforce.com Inc.**	25,400	1,318,514
Splunk Inc.**	18,950	1,137,758
		4,539,654

Total Information Technology
(Cost $13,340,612)		20,766,576

Materials		3.30%
Chemicals		3.30%
Eastman Chemical Co.	13,400	1,043,860
Ecolab, Inc.	14,100	1,392,516
		2,436,376

Total Materials
(Cost $2,202,072)		2,436,376

Telecommunications Services		1.33%
Wireless Telecommunications Services		1.33%
T-Mobile US Inc.	37,700	979,069

Total Telecommunications Services
(Cost $920,365)		979,069

Total Common Stocks
(Cost $56,720,032)		72,708,631

MONEY MARKET MUTUAL FUNDS		1.49%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,103,002	1,103,002

Total Money Market Mutual Funds
(Cost $1,103,002)		1,103,002

Total Investments
(Cost $57,823,034)	100.03%	73,811,633

Liabilities in Excess of Other Assets	(0.03%)	(22,648)

Net Assets	100.00%	$73,788,985

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

WESTCORE MIDCO GROWTH FUND AS OF SEPTEMBER 30, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.68%
Consumer Discretionary		29.80%
Auto Components		3.51%
BorgWarner Inc.	18,360	$1,861,521
Delphi Automotive PLC (Jersey)	31,050	1,813,941
		3,675,462

Automobiles		0.63%
Tesla Motors, Inc.**	3,400	657,628

Hotels, Restaurants & Leisure		6.00%
Chipotle Mexican Grill Inc.**	4,500	1,929,150
Dunkin' Brands Group Inc.	20,880	945,029
Melco PBL Entertainment Ltd. - ADR (China-Hong Kong) (China-Hong Kong)**	52,400	1,667,892
Wynn Resorts Ltd.	11,030	1,742,850
		6,284,921

Internet & Catalog Retail		5.08%
Groupon, Inc.**	128,950	1,445,529
NetFlix Inc.**	8,260	2,554,075
TripAdvisor Inc.**	17,400	1,319,616
		5,319,220

Media		4.01%
Discovery Communications Inc. - Class A**	24,340	2,054,783
Sirius XM Radio Inc.	554,820	2,147,153
		4,201,936

Specialty Retail		4.08%
CarMax Inc.**	28,910	1,401,268
DSW Inc. - Class A	14,850	1,267,002
Restoration Hardware Holdings, Inc.**	9,850	623,997
Tractor Supply Co.	14,660	984,712
		4,276,979

Textiles Apparel & Luxury Goods		6.49%
Lululemon Athletica Inc.**	20,140	1,472,033
Michael Kors Holdings Ltd. (British Virgin Islands)**	26,721	1,991,249
Ralph Lauren Corp.	10,170	1,675,304
Under Armour Inc. - Class A**	20,880	1,658,916
		6,797,502

Total Consumer Discretionary
(Cost $22,295,870)		31,213,648

Consumer Staples		3.74%
Food & Staples Retailing		2.35%
Pricesmart Inc.	11,460	1,091,450
Whole Foods Market Inc.	23,420	1,370,070
		2,461,520

Food Products		1.39%
Mead Johnson Nutrition Co.	19,610	1,456,239

Total Consumer Staples
(Cost $3,733,555)		3,917,759

Energy		7.45%
Energy Equipment & Services		2.75%
Core Laboratories NV (Netherlands)	7,150	1,209,851
Oceaneering International Inc.	20,570	1,671,107
		2,880,958

Oil, Gas & Consumable Fuels		4.70%
Gulfport Energy Corp.**	25,100	1,614,934
Noble Energy Inc.	17,940	1,202,160
Pioneer Natural Resources Co.	11,150	2,105,120
		4,922,214

Total Energy
(Cost $5,684,060)		7,803,172

Financials		4.92%
Capital Markets		2.63%
Affiliated Managers Group Inc.**	10,090	$1,842,838
SEI Investments Co.	29,500	911,845
		2,754,683

Commercial Banks		1.73%
SVB Financial Group**	10,900	941,433
Zions Bancorporation	31,520	864,278
		1,805,711

Real Estate Management & Development		0.56%
CBRE Group Inc. - Class A**	25,440	588,427

Total Financials
(Cost $4,503,712)		5,148,821

Health Care		10.60%
Biotechnology		7.93%
Alkermes PLC (Ireland)**	44,000	1,479,280
Alnylam Pharmaceuticals, Inc.**	15,800	1,011,358
Cubist Pharmaceuticals Inc.**	25,440	1,616,712
Pharmacyclics Inc.**	15,170	2,099,831
Regeneron Pharmaceuticals Inc.**	6,700	2,096,229
		8,303,410

Health Care Equipment & Supplies		1.64%
Align Technology Inc.**	35,800	1,722,696

Life Sciences Tools & Services		1.03%
Bruker Corp.**	52,120	1,076,278

Total Health Care
(Cost $7,281,704)		11,102,384

Industrials		14.37%
Aerospace & Defense		2.01%
BE Aerospace Inc.**	10,600	782,492
DigitalGlobe, Inc.**	41,900	1,324,878
		2,107,370

Building Products		1.54%
Lennox International Inc.	21,380	1,609,059

Electrical Equipment		3.67%
Acuity Brands Inc.	13,800	1,269,876
Rockwell Automation Inc.	9,550	1,021,277
Sensata Technologies Holding N.V. (Netherlands)**	40,660	1,556,058
		3,847,211

Machinery		5.20%
Ingersoll-Rand PLC (Ireland)	30,940	2,009,244
Terex Corp.**	31,000	1,041,600
WABCO Holdings Inc.**	20,030	1,687,728
Westport Innovations, Inc. (Canada)**	29,250	707,557
		5,446,129

Road & Rail		1.95%
J.B. Hunt Transport Services Inc.	9,060	660,746
Kansas City Southern	12,620	1,380,123
		2,040,869
Total Industrials
(Cost $12,033,221)		15,050,638

Information Technology		24.54%
Communications Equipment		0.77%
Ciena Corp.**	32,350	808,103

Internet Software & Services		6.86%
Akamai Technologies Inc.**	31,200	$1,613,040
LinkedIn Corp. - Class A**	8,670	2,133,340
Pandora Media Inc.**	73,500	1,847,055
Yelp, Inc.**	13,650	903,357
Zillow Inc. - Class A**	8,180	690,147
		7,186,939

IT Services		0.72%
Jack Henry & Associates Inc.	14,660	756,603

Semiconductors & Semiconductor Equipment		4.31%
Applied Materials Inc.	87,750	1,539,135
Cree, Inc.**	12,650	761,403
First Solar Inc.**	22,300	896,683
Lam Research Corp.**	25,620	1,311,488
		4,508,709

Software		11.88%
FireEye, Inc.**	21,900	909,507
Guidewire Software, Inc.**	10,600	499,366
Informatica Corp.**	26,800	1,044,396
NetSuite Inc. (Canada)**	9,660	1,042,700
QLIK Technologies Inc.**	37,410	1,280,918
ServiceNow Inc.**	39,870	2,071,247
Splunk Inc.**	36,430	2,187,257
Tableau Software Inc. - Class A**	16,660	1,186,859
Workday Inc. - Class A**	27,360	2,214,245
		12,436,495

Total Information Technology
(Cost $19,086,796)		25,696,849

Materials		2.26%
Chemicals		2.26%
FMC Corp.	14,238	1,021,149
Rockwood Holdings Inc.	20,120	1,346,028
		2,367,177

Total Materials
(Cost $1,134,666)		2,367,177

Total Common Stocks
(Cost $75,753,584)		102,300,448

MONEY MARKET MUTUAL FUNDS		2.03%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	6,602	6,603
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	2,114,142	2,114,142

Total Money Market Mutual Funds
(Cost $2,120,745)		2,120,745

Total Investments
(Cost $77,874,329)	99.71%	104,421,193

Other Assets in Excess of Liabilities	0.29%	306,499

Net Assets	100.00%	$104,727,692

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF SEPTEMBER 30, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.14%
Consumer Discretionary		31.62%
Auto Components		3.72%
BorgWarner Inc.	44,140	$4,475,354

Hotels Restaurants & Leisure		5.98%
Chipotle Mexican Grill Inc.**	7,200	3,086,640
Wynn Resorts Ltd.	26,010	4,109,840
		7,196,480

Internet & Catalog Retail		2.93%
Netflix Inc.**	11,380	3,518,810

Media		6.11%
Discovery Communications Inc. - Class A**	42,560	3,592,915
Sirius XM Radio Inc.	971,816	3,760,928
		7,353,843

Specialty Retail		2.92%
CarMax Inc.**	72,510	3,514,560

Textiles Apparel & Luxury Goods		9.96%
Lululemon Athletica Inc.**	50,440	3,686,660
Michael Kors Holdings Ltd. (British Virgin Islands)**	58,330	4,346,752
Under Armour Inc. - Class A**	49,650	3,944,692
		11,978,104

Total Consumer Discretionary
(Cost $29,069,636)		38,037,151

Consumer Staples		2.81%
Food Products		2.81%
Mead Johnson Nutrition Co.	45,560	3,383,286

Total Consumer Staples
(Cost $3,612,454)		3,383,286

Energy		8.37%
Energy Equipment & Services		2.55%
Oceaneering International Inc.	37,830	3,073,309

Oil, Gas & Consumable Fuels		5.82%
Gulfport Energy Corp.**	39,410	2,535,640
Pioneer Natural Resources Co.	23,650	4,465,120
		7,000,760

Total Energy
(Cost $6,674,632)		10,074,069

Financials		6.09%
Capital Markets		3.09%
Affiliated Managers Group Inc.**	20,340	3,714,897

Commercial Banks		3.00%
SVB Financial Group**	41,770	3,607,675

Total Financials
(Cost $5,851,445)		7,322,572

Health Care		15.15%
Biotechnology		11.56%
Cubist Pharmaceuticals Inc.**	62,270	3,957,258
Pharmacyclics Inc.**	39,090	5,410,838
Regeneron Pharmaceuticals, Inc.**	14,500	4,536,615
		13,904,711

Health Care Equipment & Supplies		3.59%
Align Technology Inc.**	89,850	4,323,582

Total Health Care
(Cost $12,750,108)		18,228,293

Industrials		17.06%
Aerospace & Defense		2.80%
DigitalGlobe, Inc.**	106,400	$3,364,368

Electrical Equipment		3.06%
Sensata Technologies Holding N.V. (Netherlands)**	96,160	3,680,043

Machinery		8.34%
Ingersoll-Rand PLC (Ireland)	61,477	3,992,316
WABCO Holdings Inc.**	50,440	4,250,075
Westport Innovations, Inc. (Canada)**	74,090	1,792,237
		10,034,628

Road & Rail		2.86%
Kansas City Southern	31,530	3,448,121

Total Industrials
(Cost $17,743,422)		20,527,160

Information Technology		17.04%
Internet Software & Services		6.01%
LinkedIn Corp. - Class A**	19,860	4,886,752
Pandora Media Inc.**	93,600	2,352,168
		7,238,920

Software		11.03%
ServiceNow Inc.**	87,490	4,545,106
Splunk Inc.**	74,084	4,448,003
Workday Inc. - Class A**	52,810	4,273,913
		13,267,022

Total Information Technology
(Cost $12,842,148)		20,505,942

Total Common Stocks
(Cost $88,543,845)		118,078,473

MONEY MARKET MUTUAL FUNDS		2.08%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	12,079	12,078
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	2,487,974	2,487,974

Total Money Market Mutual Funds
(Cost $2,500,052)		2,500,052

Total Investments
(Cost $91,043,897)	100.22%	120,578,525

Liabilities in Excess of Other Assets	(0.22%)	(260,064)

Net Assets	100.00%	$120,318,461

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP DIVIDEND FUND AS OF SEPTEMBER 30, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.20%
Consumer Discretionary		16.27%
Hotels Restaurants & Leisure		9.73%
Darden Restaurants Inc.	44,000	$2,036,760
McDonald's Corp.	20,900	2,010,789
Sodexo (France)	25,052	2,337,504
		6,385,053

Leisure Equipment & Products		3.18%
Mattel Inc.	49,900	2,088,814

Textiles Apparel & Luxury Goods		3.36%
LVMH Moet Hennessy Louis Vuitton SA ADR (France)	56,000	2,204,720

Total Consumer Discretionary
(Cost $10,056,728)		10,678,587

Consumer Staples		22.53%
Beverages		3.18%
Dr Pepper Snapple Group Inc.	46,500	2,084,130

Food & Staples Retailing		3.22%
Wal-Mart Stores Inc.	28,600	2,115,256

Food Products		6.43%
General Mills Inc.	42,800	2,050,976
Nestle SA ADR (Switzerland)	31,200	2,171,520
		4,222,496

Household Products		6.48%
Kimberly-Clark Corp.	21,400	2,016,308
Reckitt Benckiser Group PLC ADR (United Kingdom)	152,000	2,232,880
		4,249,188

Tobacco		3.22%
British American Tobacco PLC ADR (United Kingdom)	20,100	2,113,515

Total Consumer Staples
(Cost $14,284,316)		14,784,585

Energy		14.39%
Oil Gas & Consumable Fuels		14.39%
Chevron Corp.	18,500	2,247,750
Occidental Petroleum Corp.	25,480	2,383,399
Royal Dutch Shell PLC ADR (Netherlands)	32,100	2,210,085
Total SA ADR (France)	44,900	2,600,608
		9,441,842

Total Energy
(Cost $8,199,839)		9,441,842

Health Care		23.66%
Health Care Provider & Services		6.61%
AmerisourceBergen Corp.	36,400	2,224,040
Quest Diagnostics Inc.	34,200	2,113,218
		4,337,258

Pharmaceuticals		17.05%
AbbVie Inc.	49,450	2,211,899
GlaxoSmithKline PLC ADR (United Kingdom)	42,700	2,142,259
Novartis AG ADR (Switzerland)	30,300	2,324,313
Pfizer Inc.	73,462	2,109,094
Roche Holding AG ADR	35,500	2,397,315
		11,184,880

Total Health Care
(Cost $13,094,551)		15,522,138

Industrials		6.94%
Aerospace & Defense		6.94%
General Dynamics Corp.	27,400	$2,398,048
Raytheon Co.	28,000	2,157,960
		4,556,008

Total Industrials
(Cost $3,087,947)		4,556,008

Information Technology		13.41%
IT Services		6.49%
Accenture PLC - Class A (Ireland)	29,400	2,165,016
International Business Machines Corp.	11,300	2,092,534
		4,257,550

Software		6.92%
Microsoft Corp.	68,700	2,288,397
Symantec Corp.	91,000	2,252,250
		4,540,647

Total Information Technology
(Cost $6,756,044)		8,798,197

Total Common Stocks
(Cost $55,479,425)		63,781,357

MONEY MARKET MUTUAL FUNDS		1.08%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	708,798	708,798

Total Money Market Mutual Funds
(Cost $708,798)		708,798

Total Investments
(Cost $56,188,223)	98.28%	64,490,155

Other Assets in Excess of Liabilities	1.72%	1,125,618

Net Assets	100.00%	$65,615,773

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

Westcore Blue Chip Dividend Fund
Country Breakdown as of September 30, 2013 (Unaudited)
Country	Market Value	%
United States	$41,987,735	63.98%
France	7,142,832	10.88%
United Kingdom	6,488,654	9.90%
Switzerland	4,495,833	6.85%
Netherlands	2,210,085	3.37%
Ireland	2,165,016	3.30%
Total Investments	64,490,155	98.28%
Other Assets in Excess of Liabilities	1,125,618	1.72%
Net Assets	$65,615,773	100.00%

WESTCORE MID-CAP VALUE DIVIDEND FUND AS OF SEPTEMBER 30, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.87%
Basic Materials		8.11%
Chemicals		1.39%
Compass Minerals International Inc.	8,900	$678,803

Forestry & Paper		6.72%
Ball Corp.	20,800	933,504
International Paper Co.	12,500	560,000
Rock-Tenn Co. - Class A	8,500	860,795
Silgan Holdings Inc.	19,700	925,900
		3,280,199

Total Basic Materials
(Cost $3,307,217)		3,959,002

Capital Goods		2.81%
Industrial Products		2.81%
Avery Dennison Corp.	16,200	705,024
Xylem Inc.	23,900	667,527
		1,372,551

Total Capital Goods
(Cost $1,334,137)		1,372,551

Commercial Services		1.42%
Business Products & Services		1.42%
Xerox Corp.	67,381	693,351

Total Commercial Services
(Cost $595,384)		693,351

Communications		1.65%
Telecomm Equipment & Solutions		1.65%
Plantronics Inc.	17,500	805,875

Total Communications
(Cost $584,776)		805,875

Consumer Cyclical		12.28%
Apparel & Footwear Mfg		2.00%
Coach Inc.	17,900	976,087

Consumer Durables		2.31%
Whirlpool Corp.	7,700	1,127,588

Department Stores		2.73%
Dillard's Inc. - Class A	11,000	861,300
Macy's Inc.	10,900	471,643
		1,332,943

Recreation & Leisure		3.42%
Mattel Inc.	19,200	803,712
Thor Industries Inc.	14,900	864,796
		1,668,508

Restaurants		1.82%
Darden Restaurants Inc.	19,100	884,139

Total Consumer Cyclical
(Cost $4,979,930)		5,989,265

Consumer Staples		5.39%
Beverages: Non-Alcoholic		1.00%
Dr Pepper Snapple Group Inc.	10,900	488,538

Food & Agricultural Products		4.39%
The J.M. Smucker Co.	7,550	793,052
Tyson Foods Inc. - Class A	47,650	1,347,542
		2,140,594

Total Consumer Staples
(Cost $1,478,648)		2,629,132

Energy		8.09%
Oil Services		5.54%
Ensco PLC - Class A (United Kingdom)	16,350	$878,812
Noble Corp. (Switzerland)	21,150	798,836
Tidewater Inc.	17,300	1,025,717
		2,703,365

Refining & Marketing		2.55%
HollyFrontier Corp.	12,300	517,953
Western Refining Inc.	24,100	723,964
		1,241,917

Total Energy
(Cost $3,195,481)		3,945,282

Interest Rate Sensitive		21.01%
Life & Health Insurance		4.70%
Reinsurance Group of America Inc.	19,191	1,285,605
UNUM Group	33,150	1,009,086
		2,294,691

Other Banks		1.64%
First Citizens BancShares Inc. - Class A	3,900	801,840

Property Casualty Insurance		8.44%
Allied World Assurance Co. Holdings AG (Switzerland)	6,350	631,126
Amtrust Financial Services Inc.	22,880	893,693
AXIS Capital Holdings Ltd. (Bermuda)	10,950	474,245
Endurance Specialty Holdings Ltd. (Bermuda)	9,600	515,712
PartnerRe Ltd. (Bermuda)	7,752	709,618
Validus Holdings Ltd. (Bermuda)	24,100	891,218
		4,115,612

Regional Banks		4.03%
Comerica Inc.	13,850	544,443
SunTrust Banks Inc.	22,900	742,418
Zions Bancorporation	24,800	680,016
		1,966,877

Securities & Asset Management		2.20%
The NASDAQ OMX Group Inc.	33,400	1,071,806

Total Interest Rate Sensitive
(Cost $7,981,998)		10,250,826

Medical/Healthcare		12.53%
Healthcare Services		7.58%
AmerisourceBergen Corp.	16,750	1,023,425
Omnicare Inc.	20,550	1,140,525
Quest Diagnostics Inc.	7,800	481,962
Universal Health Services Inc. - Class B	14,000	1,049,860
		3,695,772

Medical Products & Supplies		1.84%
West Pharmaceutical Services Inc.	21,800	897,070

Pharmaceuticals		3.11%
Questcor Pharmaceuticals Inc.	26,200	1,519,600

Total Medical/Healthcare
(Cost $4,248,581)		6,112,442

Real Estate Investment Trusts (REITs)		6.02%
Diversified & Specialty		1.00%
Rayonier Inc.	8,750	486,938

Healthcare		1.39%
Senior Housing Properties Trust	29,000	676,860

Multi-Family		1.81%
Home Properties Inc.	15,300	$883,575

Office		1.82%
Alexandria Real Estate Equities Inc.	8,400	536,340
Mack-Cali Realty Corp.	16,000	351,040
		887,380

Total Real Estate Investment Trusts (REITs)
(Cost $2,790,153)		2,934,753

Technology		8.55%
Computer Software		6.39%
Activision Blizzard Inc.	41,250	687,637
CA Inc.	26,800	795,156
Open Text Corp.	11,300	843,545
Symantec Corp.	31,850	788,288
		3,114,626

Semiconductors		2.16%
Avago Technologies Ltd. (Singapore)	24,450	1,054,284

Total Technology
(Cost $3,329,742)		4,168,910

Utilities		10.01%
Gas Utilities		2.08%
UGI Corp.	25,905	1,013,663

Integrated Gas & Electric		1.78%
CenterPoint Energy Inc.	36,135	866,156

Regulated Electric		3.79%
Great Plains Energy Inc.	35,450	786,990
Westar Energy Inc.	34,650	1,062,022
		1,849,012

Water Utilities		2.36%
American Water Works Co. Inc.	27,950	1,153,776

Total Utilities
(Cost $3,386,292)		4,882,607

Total Common Stocks
(Cost $37,212,339)		47,743,996

MONEY MARKET MUTUAL FUNDS		1.26%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	616,824	616,824

Total Money Market Mutual Funds
(Cost $616,824)		616,824

Total Investments
(Cost $37,829,163)	99.13%	48,360,820

Other Assets in Excess of Liabilities	0.87%	424,282

Net Assets	100.00%	$48,785,102

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.97%
Basic Materials		3.13%
Forestry & Paper		2.08%
KapStone Paper and Packaging Corp.	8,650	$370,220

Other Materials (Rubber & Plastic)		1.05%
Raven Industries Inc.	5,730	187,428

Total Basic Materials
(Cost $248,546)		557,648

Capital Goods		5.48%
Engineering & Construction		1.48%
EMCOR Group Inc.	6,740	263,736

Industrial Products		4.00%
Dynamic Materials Corp.	14,440	334,719
EnPro Industries Inc.**	6,250	376,313
		711,032

Total Capital Goods
(Cost $445,049)		974,768

Commercial Services		1.69%
Environmental & Pollution Control		1.69%
Tetra Tech Inc.**	11,610	300,583

Total Commercial Services
(Cost $353,094)		300,583

Communications		2.23%
Telecomm Equipment & Solutions		2.23%
Plantronics Inc.	8,600	396,030

Total Communications
(Cost $250,523)		396,030

Consumer Cyclical		21.82%
Apparel & Footwear Mfg		3.73%
G-III Apparel Group Ltd.**	5,950	324,810
Iconix Brand Group Inc.**	10,200	338,844
		663,654

Clothing & Accessories		9.16%
ANN Inc.**	9,930	359,665
Cato Corp. - Class A	9,410	263,292
The Childrens Place Retail Stores Inc.**	4,897	283,340
Express Inc.**	19,350	456,466
Perry Ellis International Inc.	14,140	266,398
		1,629,161

General Merchandise		2.17%
Big Lots Inc.**	10,420	386,478

Recreation & Leisure		4.68%
Steiner Leisure Ltd. (Bahamas)**	6,490	379,211
Thor Industries, Inc.	3,650	211,846
WMS Industries Inc.**	9,300	241,335
		832,392

Restaurants		2.08%
CEC Entertainment Inc.	8,040	$368,714

Total Consumer Cyclical
(Cost $2,474,603)		3,880,399

Consumer Staples		4.65%
Food & Agricultural Products		0.79%
Cott Corp. (Canada)	18,270	140,496

Grocery & Convenience		1.11%
Casey's General Stores Inc.	2,680	196,980

Tobacco		2.75%
Schweitzer-Mauduit International Inc.	8,090	489,688

Total Consumer Staples
(Cost $497,740)		827,164

Energy		6.93%
Exploration & Production		2.10%
Comstock Resources Inc.	10,940	174,055
Energy XXI Bermuda Ltd. (Bermuda)	6,600	199,320
		373,375

Oil Services		2.85%
Gulfmark Offshore Inc. Class A	4,910	249,870
Hornbeck Offshore Services Inc.**	4,470	256,757
		506,627

Refining & Marketing		1.98%
Western Refining, Inc.	11,750	352,970

Total Energy
(Cost $1,035,091)		1,232,972

Interest Rate Sensitive		20.10%
Life & Health Insurance		3.29%
American Equity Investment Life Holding Co.	13,780	292,412
StanCorp Financial Group Inc.	5,320	292,706
		585,118

Other Banks		8.00%
First Citizens BancShares Inc. Class A	1,410	289,896
NBT Bancorp Inc.	15,630	359,178
PacWest Bancorp	7,040	241,894
Southside Bancshares Inc.	12,435	333,507
Wintrust Financial Corp.	4,840	198,779
		1,423,254

Property Casualty Insurance		4.28%
Amtrust Financial Services Inc.	11,341	442,979
Horace Mann Educators Corp.	11,210	318,140
		761,119

Securities & Asset Management		1.49%
Greenhill & Co. Inc	5,300	264,364

Specialty Finance		1.72%
Cash America International Inc.	6,740	305,187

Thrifts		1.32%
Iberiabank Corp.	4,540	235,490

Total Interest Rate Sensitive
(Cost $2,857,967)		3,574,532

Medical/Healthcare		12.04%
Healthcare Services		7.19%
LifePoint Hospitals Inc.**	8,310	$387,496
PharMerica Corp.**	29,660	393,588
U.S. Physical Therapy Inc.	16,000	497,280
		1,278,364

Medical Products & Supplies		2.27%
West Pharmaceutical Services Inc.	9,820	404,093

Pharmaceuticals		2.58%
Impax Laboratories Inc.**	9,710	199,152
Myriad Genetics Inc.**	11,040	259,440
		458,592

Total Medical/Healthcare
(Cost $1,746,389)		2,141,049

Real Estate Investment Trusts (REITs)		3.49%
Hotels		0.90%
Chesapeake Lodging Trust	6,810	160,307

Multi-Family		1.56%
Associated Estates Realty Corp.	18,640	277,923

Retail		1.03%
Retail Opportunity Investments Corp.	13,220	182,700

Total Real Estate Investment Trusts (REITs)
(Cost $446,803)		620,930

Technology		11.19%
Computer Software		5.15%
Monotype Imaging Holdings Inc.	10,570	302,936
NICE Systems Ltd. ADR (Israel)	7,960	329,306
PTC Inc.**	9,970	283,447
		915,689

Electronic Equipment		0.51%
MTS Systems Corp.	1,410	90,733

Semiconductors		3.18%
Cypress Semiconductor Corp.	16,000	149,440
Fairchild Semiconductor International Inc.**	16,300	226,407
Microsemi Corp.**	7,850	190,362
		566,209

Technology Resellers & Distributors		2.35%
SYNNEX Corp.**	4,320	265,464
Tech Data Corp.**	3,050	152,226
		417,690

Total Technology
(Cost $1,552,520)		1,990,321

Transportation		3.19%
Trucking, Shipping, Air Freight		3.19%
Con-way, Inc.	4,200	180,978
Marten Transport Ltd.	22,580	387,247
		568,225

Total Transportation
(Cost $460,989)		568,225

Utilities		2.03%
Regulated Electric		2.03%
El Paso Electric Co.	4,800	$160,320
UNS Energy Corp.	4,320	201,398
		361,718

Total Utilities
(Cost $301,487)		361,718

Total Common Stocks
(Cost $12,670,801)		17,426,339

MONEY MARKET MUTUAL FUNDS		2.11%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	374,893	374,893

Total Money Market Mutual Funds
(Cost $374,893)		374,893

Total Investments
(Cost $13,045,694)	100.08%	17,801,232

Liabilities in Excess of Other Assets	(0.08%)	(14,211)

Net Assets	100.00%	$17,787,021

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE DIVIDEND FUND AS OF SEPTEMBER 30, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		100.22%
Basic Materials		3.87%
Chemicals		3.87%
Compass Minerals International Inc.	81,225	$6,195,031
Innophos Holdings Inc.	99,529	5,253,140
		11,448,171

Total Basic Materials
(Cost $9,716,416)		11,448,171

Capital Goods		7.64%
Aerospace/Defense		1.35%
Huntington Ingalls Industries Inc.	59,120	3,984,688

Aerospace/Defense Suppliers		2.70%
Cubic Corp.	72,478	3,890,619
Curtiss-Wright Corp.	87,261	4,097,777
		7,988,396

Electrical Equipment		2.20%
Actuant Corp. - Class A	167,900	6,521,236

Industrial Products		1.39%
Brady Corp. - Class A	134,400	4,099,200

Total Capital Goods
(Cost $18,399,678)		22,593,520

Commercial Services		4.27%
Business Products & Services		4.27%
The Brink's Co.	193,100	5,464,730
MAXIMUS Inc.	159,500	7,183,880
		12,648,610

Total Commercial Services
(Cost $7,411,507)		12,648,610

Communications		2.76%
Telecomm Equipment & Solutions		2.76%
j2 Global Inc.	65,113	3,224,396
Plantronics Inc.	107,193	4,936,238
		8,160,634

Total Communications
(Cost $5,845,467)		8,160,634

Consumer Cyclical		14.76%
Clothing & Accessories		6.04%
Brown Shoe Co. Inc.	245,600	5,764,232
The Cato Corp. - Class A	111,300	3,114,174
The Finish Line Inc. - Class A	203,800	5,068,506
Stage Stores Inc.	203,700	3,911,040
		17,857,952

Consumer Durables		1.67%
The Toro Co.	90,700	4,929,545

Motor Vehicle Parts		0.65%
Standard Motor Products Inc.	60,000	1,929,600

Recreation & Leisure		1.15%
Thor Industries Inc.	58,800	3,412,752

Restaurants		5.25%
Bob Evans Farms Inc.	115,111	6,592,407
CEC Entertainment Inc.	79,800	3,659,628
Texas Roadhouse Inc.	201,465	5,294,500
		15,546,535

Total Consumer Cyclical
(Cost $28,390,565)		43,676,384

Consumer Staples		4.94%
Food & Agricultural Products		1.13%
Sensient Technologies Corp.	69,700	$3,337,933

Grocery & Convenience		1.06%
Casey's General Stores Inc.	42,800	3,145,800

Tobacco		2.75%
Schweitzer-Mauduit International Inc.	134,400	8,135,232

Total Consumer Staples
(Cost $7,873,903)		14,618,965

Energy		10.15%
Exploration & Production		2.93%
Comstock Resources Inc.	224,600	3,573,386
Energy XXI Bermuda Ltd. (Bermuda)	168,700	5,094,740
		8,668,126

Oil Services		5.26%
Bristow Group Inc.	60,900	4,431,084
Gulfmark Offshore Inc. Class A	88,200	4,488,498
Tidewater Inc.	111,901	6,634,610
		15,554,192

Refining & Marketing		1.96%
Western Refining Inc.	193,100	5,800,724

Total Energy
(Cost $25,273,679)		30,023,042

Interest Rate Sensitive		29.24%
Life & Health Insurance		4.85%
American Equity Investment Life Holding Co.	220,250	4,673,705
Primerica Inc.	119,700	4,828,698
StanCorp Financial Group Inc.	88,200	4,852,764
		14,355,167

Other Banks		10.31%
Bank of the Ozarks Inc.	92,400	4,434,276
Community Bank System Inc.	106,500	3,633,780
Fulton Financial Corp.	285,500	3,334,640
Hancock Holding Co.	182,500	5,726,850
Trustmark Corp.	126,000	3,225,600
Westamerica Bancorp	98,320	4,890,437
Wintrust Financial Corp.	127,912	5,253,346
		30,498,929

Property Casualty Insurance		5.55%
Aspen Insurance Holdings Ltd. (Bermuda)	128,100	4,648,749
Endurance Specialty Holdings Ltd. (Bermuda)	142,800	7,671,216
Montpelier Re Holdings Ltd. (Bermuda)	157,400	4,100,270
		16,420,235

Securities & Asset Management		2.57%
FXCM Inc. - Class A	158,700	3,134,325
Greenhill & Co. Inc	89,500	4,464,260
		7,598,585

Specialty Finance		2.00%
Cash America International Inc.	130,437	5,906,187

Thrifts		3.96%
Hatteras Financial Corp.	184,801	3,457,627
Iberia Bank Corp.	96,300	4,995,081
Webster Financial Corp.	128,100	3,270,393
		11,723,101

Total Interest Rate Sensitive
(Cost $67,341,980)		86,502,204

Medical/Healthcare		7.67%
Healthcare Services		1.31%
Owens & Minor Inc.	112,176	$3,880,168

Medical Products & Supplies		3.17%
West Pharmaceutical Services Inc.	227,800	9,373,970

Pharmaceuticals		3.19%
Questcor Pharmaceuticals Inc.	163,000	9,454,000

Total Medical/Healthcare
(Cost $13,126,493)		22,708,138

Real Estate Investment Trusts (REITs)		5.41%
Diversified & Specialty Reits		2.86%
CubeSmart	205,700	3,669,688
DuPont Fabros Technology Inc.	186,530	4,806,878
		8,476,566

Office		2.55%
Brandywine Realty Trust	312,800	4,122,704
Government Properties Income Trust	142,400	3,407,632
		7,530,336

Total Real Estate Investment Trusts (REITs)
(Cost $13,412,548)		16,006,902

Technology		3.98%
Computer Software		2.14%
NICE Systems Ltd. ADR (Israel)	153,200	6,337,884

Semiconductors		1.84%
Cypress Semiconductor Corp.	259,743	2,426,000
Intersil Corp. - Class A	266,933	2,997,657
		5,423,657

Total Technology
(Cost $11,295,289)		11,761,541

Transportation		1.04%
Trucking, Shipping, Air Freight		1.04%
Con-way Inc.	71,300	3,072,317

Total Transportation
(Cost $3,104,384)		3,072,317

Utilities		4.49%
Regulated Electric		4.49%
El Paso Electric Co.	111,300	3,717,420
Portland General Electric Co.	186,830	5,274,211
UNS Energy Corp.	92,400	4,307,688
		13,299,319

Total Utilities
(Cost $11,323,850)		13,299,319

Total Common Stocks
(Cost $222,515,759)		296,519,747

MONEY MARKET MUTUAL FUNDS		1.99%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	5,879,085	5,879,085

Total Money Market Mutual Funds
(Cost $5,879,085)		5,879,085

Total Investments
(Cost $228,394,844)	102.21%	302,398,832

Liabilities in Excess of Other Assets	(2.21%)	(6,531,632)

Net Assets	100.00%	$295,867,200

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.98%
Basic Materials		6.20%
Forestry & Paper		1.13%
Neenah Paper Inc.	2,398	$94,265
Xerium Technologies Inc.**	10,038	116,341
		210,606

Non-Ferrous Metals		0.48%
Horsehead Holding Corp.**	7,224	90,011

Other Materials (Rubber & Plastic)		1.88%
AEP Industries Inc.**	1,689	125,510
Myers Industries Inc.	3,341	67,187
US Concrete Inc.**	7,938	159,236
		351,933

Specialty Chemicals		1.71%
Advanced Emissions Solutions Inc.**	1,703	72,752
American Pacific Corp.**	2,785	152,507
Zoltek Cos Inc.**	5,696	95,066
		320,325

Steel		1.00%
Handy & Harman Ltd.**	5,575	133,075
Universal Stainless & Alloy Products Inc.**	1,670	54,325
		187,400

Total Basic Materials
(Cost $972,627)		1,160,275

Capital Goods		5.35%
Aerospace / Defense Suppliers		1.14%
Sparton Corp.**	8,399	214,175

Engineering & Construction		1.21%
Argan Inc.	5,025	110,399
Michael Baker Corp.	2,846	115,178
		225,577

Farm Equipment		0.59%
Alamo Group Inc.	2,245	109,803

Industrial Products		2.41%
Hardinge Inc.	5,984	92,453
LB Foster Co. - Class A	1,321	60,422
Lydall Inc.**	6,817	117,048
Northwest Pipe Co.**	2,178	71,613
Standex International Corp.	1,846	109,652
		451,188

Total Capital Goods
(Cost $765,192)		1,000,743

Commercial Services		7.98%
Business Products & Services		5.69%
Asta Funding Inc.	10,318	91,727
Barrett Business Services Inc.	1,927	129,706
CBIZ Inc.**	10,138	75,427
CDI Corp.	7,224	110,599
Electro Rent Corp.	4,430	80,360
Gentiva Health Services Inc.**	5,533	66,617
ICG Group Inc.**	12,015	170,493
Omnicell Inc.**	2,645	62,634
TASER International Inc.**	8,880	132,401
VSE Corp.	3,060	143,667
		1,063,631

Educational Services		0.55%
Capella Education Co.**	1,815	102,657

Environmental / Pollution Control		0.69%
Ceco Environmental Corp.	9,127	128,508

IT Services		1.05%
ManTech International Corp. - Class A	4,575	$131,577
NCI Inc. - Class A**	11,667	65,685
		197,262

Total Commercial Services
(Cost $1,203,464)		1,492,058

Communications		3.01%
Networking		0.59%
Extreme Networks Inc.**	21,373	111,567

Telecomm Equipment & Solutions		2.42%
Anaren Inc.**	3,674	93,687
Globecomm Systems Inc.**	4,531	63,570
Ituran Location and Control Ltd. (Israel)	8,383	154,666
Preformed Line Products Co.	862	62,004
Straight Path Communications Inc. - Class B**	2,843	14,954
Symmetricom Inc.**	13,175	63,504
		452,385

Total Communications
(Cost $486,116)		563,952

Consumer Cyclical		15.91%
Apparel & Footwear Manufacturing		0.85%
Maidenform Brands Inc.**	1,772	41,625
Unifi Inc.**	5,009	117,010
		158,635

Cable/Satellite/Telecomm Services		3.95%
Consolidated Communications Holdings Inc.	3,452	59,512
FairPoint Communications Inc.**	14,563	139,077
HickoryTech Corp.	7,666	87,239
IDT Corp. - Class B	5,687	100,944
Inteliquent	21,159	204,396
Premiere Global Services Inc.**	6,193	61,682
USA Mobility Inc.	6,097	86,334
		739,184

Hard Goods Retail		0.23%
Haverty Furniture Co. Inc.	1,720	42,192

Homebuilders & Suppliers		0.59%
Beazer Homes USA Inc.**	2,697	48,550
PGT Inc.**	6,218	61,620
		110,170

Motor Vehicle Parts		0.93%
Modine Manufacturing Co.**	3,933	57,540
Stoneridge Inc.**	10,855	117,342
		174,882

Motor Vehicles		0.32%
America's Car-Mart Inc.**	1,326	59,816

Publishing & Media		2.63%
Courier Corp.	7,569	119,742
Entravision Communications Corp. - Class A	12,848	75,803
Gray Television Inc.**	17,327	136,017
LIN Media LLC - Class A**	7,939	161,082
		492,644

Recreation & Leisure		2.42%
Rick's Cabaret International Inc.**	12,492	147,281
Smith & Wesson Holding Corp.**	7,076	77,765
Town Sports International Holdings Inc.	5,097	66,159
Viad Corp.	2,459	61,352
Winnebago Industries Inc.**	3,841	99,712
		452,269

Restaurants		2.71%
Denny's Corp.**	21,951	$134,340
Kona Grill Inc.**	11,801	137,127
Red Robin Gourmet Burgers Inc.**	1,599	113,689
Ruth's Hospitality Group Inc.	10,208	121,067
		506,223

Specialty Retail		1.28%
1-800-Flowers.com Inc. - Class A**	17,034	83,978
CSS Industries Inc.	3,194	76,688
Movado Group Inc.	1,796	78,575
		239,241

Total Consumer Cyclical
(Cost $2,368,539)		2,975,256

Consumer Staples		3.18%
Food & Agricultural Products		2.04%
Chiquita Brands International Inc.**	7,090	89,759
John B Sanfilippo & Son Inc.	4,571	106,002
Seneca Foods Corp. - Class A**	3,801	114,372
SunOpta Inc. (Canada)**	7,295	70,907
		381,040

Grocery & Convenience		1.14%
Ingles Markets Inc. - Class A	4,784	137,444
The Pantry Inc.**	6,930	76,785
		214,229

Total Consumer Staples
(Cost $581,292)		595,269

Energy		4.05%
Alternative Energy		0.68%
EnerNOC Inc.**	3,292	49,347
Green Plains Renewable Energy Inc.	4,883	78,372
		127,719

Coal		0.29%
Westmoreland Coal Co.**	4,022	53,010

Exploration & Production		0.27%
Panhandle Oil and Gas Inc. - Class A	1,787	50,537

Oil Services		2.30%
Bolt Technology Corp.	4,378	79,023
Dawson Geophysical Co.**	1,677	54,452
Natural Gas Services Group Inc.**	4,945	132,625
PHI Inc.**	2,836	106,945
TGC Industries Inc.	7,302	57,613
		430,658

Refining & Marketing		0.51%
REX American Resources Corp.**	3,122	95,970

Total Energy
(Cost $653,637)		757,894

Interest Rate Sensitive		22.71%
Life & Health Insurance		0.65%
National Western Life Insurance Co. - Class A	605	122,071

Other Banks		9.94%
American National Bankshares Inc.	5,197	$120,570
Ameris Bancorp**	4,141	76,112
Banner Corp.	3,826	146,000
Central Pacific Financial Corp.	7,786	137,812
Enterprise Financial Services Corp.	7,152	120,011
First Community Bancshares Inc.	5,771	94,356
First Financial Holdings Inc.	1,831	100,998
First Merchants Corp.	4,682	81,139
Hanmi Financial Corp.	7,385	122,370
Heartland Financial USA Inc.	2,437	67,895
Macatawa Bank Corp.**	18,380	98,884
NewBridge Bancorp**	9,473	69,058
Peoples Bancorp Inc.	3,542	73,957
Provident New York Bancorp	9,104	99,143
Southwest Bancorp Inc.**	4,641	68,733
Trico Bancshares	5,027	114,515
United Community Banks Inc.**	8,269	124,035
Wilshire Bancorp Inc.	17,669	144,532
		1,860,120

Property Casualty Insurance		3.37%
American Safety Insurance Holdings Ltd. (Bermuda)**	2,708	81,781
Baldwin & Lyons Inc. - Class B	2,271	55,367
EMC Insurance Group Inc.	2,534	76,476
Homeowners Choice Inc.	2,082	85,029
Stewart Information Services Corp.	4,591	146,866
United Fire Group Inc.	2,370	72,214
Universal Insurance Holdings Inc.	15,954	112,476
		630,209

Regional Banks		0.52%
Horizon Bancorp	4,145	96,786

Securities & Asset Management		1.48%
Arlington Asset Investment Corp. - Class A	4,139	98,425
Capital Southwest Corp.	2,460	84,157
Investment Technology Group Inc.**	6,032	94,823
		277,405

Specialty Finance		3.18%
Arbor Realty Trust Inc.	18,746	127,098
Federal Agricultural Mortgage Corp. - Class C	3,050	101,809
MCG Capital Corp.	24,770	124,841
Medallion Financial Corp.	4,489	66,796
NewStar Financial Inc.**	4,333	79,164
Resource Capital Corp.	16,086	95,551
		595,259

Thrifts		3.57%
Dime Community Bancshares Inc.	5,093	84,799
ESSA Bancorp Inc.	8,901	92,748
First Defiance Financial Corp.	5,459	127,686
Home Federal Bancorp Inc.	5,088	64,007
New York Mortgage Trust Inc.	19,097	119,356
Provident Financial Holdings Inc.	6,080	100,989
Westfield Financial Inc.	10,921	77,102
		666,687

Total Interest Rate Sensitive
(Cost $3,891,267)		4,248,537

Medical/Healthcare		15.68%
Healthcare Services		3.54%
Addus HomeCare Corp.**	6,734	$195,084
Albany Molecular Research Inc.**	11,279	145,386
Capital Senior Living Corp.**	3,917	82,845
Five Star Quality Care Inc.**	18,261	94,409
LHC Group Inc.**	6,165	144,631
		662,355

Medical Products & Supplies		3.13%
AMAG Pharmaceuticals Inc.**	5,126	110,106
Atrion Corp.	370	95,749
Kewaunee Scientific Corp.	6,325	108,663
Rochester Medical Corp.**	4,597	91,756
Rockwell Medical Inc.**	9,477	108,133
Trinity Biotech PLC ADR (Ireland)	3,292	71,634
		586,041

Medical Technology		0.96%
BioDelivery Sciences International Inc.**	16,198	87,955
Cynosure Inc. - Class A**	4,017	91,628
		179,583

Pharmaceuticals		8.05%
Alexza Pharmaceuticals Inc.**	13,686	70,072
Array BioPharma Inc.**	13,857	86,191
Astex Pharmaceuticals Inc.**	14,256	120,891
Cambrex Corp.**	7,305	96,426
Emergent Biosolutions Inc.**	6,140	116,967
Endocyte Inc.**	8,763	116,811
Hi-Tech Pharmacal Co. Inc.	1,741	75,124
Lannett Co. Inc**	8,608	187,827
Pozen Inc.**	12,497	71,608
Protalix BioTherapeutics Inc.**	20,793	94,192
Repligen Corp.**	9,172	101,717
SciClone Pharmaceuticals Inc.**	18,742	95,022
SIGA Technologies Inc.**	19,565	75,130
Spectrum Pharmaceuticals Inc.	12,691	106,477
TrovaGene Inc.**	12,627	90,662
		1,505,117

Total Medical/Healthcare
(Cost $2,439,514)		2,933,096

Real Estate Investment Trusts (REITs)		1.11%
Diversified & Specialty Reits		0.51%
Winthrop Realty Trust	8,475	94,496

Retail		0.60%
Agree Realty Corp.	3,722	112,330

Total Real Estate Investment Trusts (REITs)
(Cost $204,125)		206,826

Technology		10.34%
Business Machines		0.65%
Silicon Graphics International Corp.**	7,462	121,258

Computer Software		3.80%
IntraLinks Holdings Inc.**	13,679	120,375
PDF Solutions Inc.**	7,073	150,301
RealNetworks Inc.**	9,493	81,260
REIS Inc.**	5,725	92,573
SeaChange International Inc.**	5,630	64,576
TeleCommunication Systems Inc. - Class A**	23,999	59,038
Telenav Inc.**	24,276	141,772
		709,895

Electronic Equipment		3.51%
CalAmp Corp.**	7,655	134,958
Checkpoint Systems Inc.**	8,697	145,240
Measurement Specialties Inc.**	2,115	114,717
Mesa Laboratories Inc.	1,125	76,061
Methode Electronics Inc.	6,655	186,340
		657,316

Semiconductor Cap Equipment		1.31%
Axcelis Technologies Inc.**	34,042	$71,829
FormFactor Inc.**	9,202	63,126
Kopin Corp.**	11,772	47,441
Rudolph Technologies Inc.**	5,551	63,281
		245,677

Semiconductors		1.07%
IXYS Corp.	5,069	48,916
Sigma Designs Inc.**	11,785	65,878
Silicon Image Inc.**	16,082	85,878
		200,672

Total Technology
(Cost $1,630,052)		1,934,818

Transportation		1.31%
Airlines		0.79%
Hawaiian Holdings Inc.**	19,966	148,547

Trucking, Shipping, Air Freight		0.52%
Saia Inc.**	3,100	96,658

Total Transportation
(Cost $179,356)		245,205

Utilities		1.15%
Gas Utilities		0.47%
Chesapeake Utilities Corp.	1,682	88,288

Water Utilities		0.68%
Consolidated Water Co. Ltd. (Cayman Islands)	8,421	126,062

Total Utilities
(Cost $189,588)		214,350

Total Common Stocks
(Cost $15,564,769)		18,328,279

MONEY MARKET MUTUAL FUNDS		2.01%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	376,487	376,487

Total Money Market Mutual Funds
(Cost $376,487)		376,487

Total Investments
(Cost $15,941,256)	99.99%	18,704,766

Other Assets in Excess of Liabilities	0.01%	1,137

Net Assets	100.00%	$18,705,903

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		95.67%
Consumer Discretionary		29.99%
Diversified Consumer Services		1.99%
Slater & Gordon Ltd. (Australia)	2,582,518	$8,793,662

Hotels Restaurants & Leisure		4.57%
MTY Food Group Inc. (Canada)	192,267	6,303,438
REXLot Holdings Ltd. (Hong Kong)	177,144,680	13,932,394
		20,235,832

Household Durables		2.76%
Haier Electronics Group Co. Ltd. (Hong Kong)	6,299,235	12,199,037

Internet & Catalog Retail		2.59%
Webjet Ltd. (Australia)	3,205,114	11,451,855

Media		7.58%
CTS Eventim AG (Germany)	160,889	7,095,676
Pico Far East Holdings Ltd. (Hong Kong)(1)	80,832,879	26,472,171
		33,567,847

Specialty Retail		3.29%
Bonjour Holdings Ltd. (Hong Kong)	65,725,536	14,575,732

Textiles Apparel & Luxury Goods		7.21%
Ports Design Ltd. (Hong Kong)	27,406,381	19,293,550
Xtep International Holdings Ltd. (Hong Kong)	26,841,005	12,631,631
		31,925,181

Total Consumer Discretionary
(Cost $116,123,996)		132,749,146

Consumer Staples		2.67%
Food & Staples Retailing		2.67%
Eurocash S.A. (Poland)	82,852	1,276,667
Tsuruha Holdings Inc. (Japan)	119,689	10,544,857
		11,821,524

Total Consumer Staples
(Cost $10,373,373)		11,821,524

Financials		16.68%
Capital Markets		7.31%
Ashmore Group PLC (United Kingdom)	2,876,639	18,176,335
Azimut Holding S.p.A. (Italy)	601,739	13,749,522
ICAP PLC (United Kingdom)	71,523	433,399
		32,359,256

Diversified Financial Services		3.31%
IG Group Holdings PLC (United Kingdom)	1,564,196	14,661,963

Insurance		3.04%
Admiral Group PLC (United Kingdom)	673,587	13,445,568

Thrifts & Mortgage Finance		3.02%
Home Capital Group Inc. (Canada)	191,328	13,379,308

Total Financials
(Cost $55,731,849)		73,846,095

Health Care		3.03%
Life Sciences Tools & Services		1.26%
EPS Co. Ltd. (Japan)	5,704	$5,565,020

Pharmaceuticals		1.77%
China Medical System Holdings Ltd. (China)	9,182,214	7,849,260

Total Health Care
(Cost $12,579,318)		13,414,280

Industrials		25.76%
Commercial Services & Supplies		12.52%
Credit Corp. Group Ltd. (Australia)(1)	3,024,321	26,915,957
Mears Group PLC (United Kingdom)	2,121,167	14,388,360
Mitie Group PLC (United Kingdom)	253,727	1,215,441
Prestige International Inc. (Japan)(1)	1,735,380	12,888,015
		55,407,773

Construction & Engineering		7.20%
Cardno Ltd. (Australia)	3,729,555	21,606,389
Decmil Group Ltd. (Australia)	4,882,743	10,248,964
		31,855,353

Machinery		3.36%
Andritz AG (Austria)	253,268	14,889,149

Professional Services		2.68%
ITE Group PLC (United Kingdom)	2,701,253	11,886,038

Total Industrials
(Cost $90,004,974)		114,038,313

Information Technology		16.11%
Electronic Equipment & Instruments		4.61%
Diploma PLC (United Kingdom)	1,494,116	15,795,010
PAX Global Technology Ltd. (Hong Kong)**	10,992,129	4,634,441
		20,429,451

Internet Software & Services		4.53%
DeNA Co. Ltd. (Japan)	878,594	17,858,801
SMS Co. Ltd. (Japan)	133,738	2,194,612
		20,053,413

IT Services		4.21%
GMO Payment Gateway Inc. (Japan)	31,402	853,616
Kginicis Co. Ltd. (South Korea)	715,829	12,022,903
Wirecard AG (Germany)	167,783	5,739,323
		18,615,842

Software		2.76%
Magic Software Enterprises Ltd. (Israel)	601,870	4,146,884
Totvs SA (Brazil)	478,585	8,065,311
		12,212,195

Total Information Technology
(Cost $65,985,523)		71,310,901

Materials		1.43%
Construction Materials		1.43%
Caesarstone Sdot-Yam Ltd. (Israel)**	138,073	6,307,175

Total Materials
(Cost $4,038,574)		6,307,175

Total Common Stocks
(Cost $354,837,607)		423,487,434

MONEY MARKET MUTUAL FUNDS		3.37%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	14,930,794	14,930,794

Total Money Market Mutual Funds
(Cost $14,930,794)		14,930,794

Total Investments
(Cost $369,768,401)	99.04%	438,418,228

Other Assets in Excess of Liabilities	0.96%	4,228,437

Net Assets	100.00%	$442,646,665

Westcore International Small-Cap Fund
Country Breakdown as of September 30, 2013 (Unaudited)
Country	Market Value	%
Hong Kong	$103,738,956	23.43%
United Kingdom	90,002,114	20.34%
Australia	79,016,827	17.86%
Japan	49,904,921	11.27%
Canada	19,682,746	4.44%
United States	14,930,794	3.37%
Austria	14,889,149	3.36%
Italy	13,749,522	3.10%
Germany	12,834,999	2.90%
South Korea	12,022,903	2.72%
Israel	10,454,059	2.37%
Brazil	8,065,311	1.82%
China	7,849,260	1.77%
Poland	1,276,667	0.29%
Total Investments	438,418,228	99.04%
Other Assets in Excess of Liabilities	4,228,437	0.96%
Net Assets	$442,646,665	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

(1)	Affiliated Security
**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AUD	57,009,466	Sale	12/20/2013	$53,672,075	$52,900,573	$771,502
BRL	17,994,796	Sale	12/20/2013	7,985,974	7,971,046	14,928
CAD	19,570,676	Sale	12/20/2013	19,088,780	18,960,472	128,308
CHF	16,369,449	Purchase	12/20/2013	18,006,808	18,113,949	107,141
GBP	7,434,287	Purchase	12/20/2013	11,940,431	12,028,247	87,816
JPY	6,572,349,204	Purchase	12/20/2013	66,137,380	66,904,589	767,209
KRW	13,350,210,850	Sale	12/20/2013	12,366,230	12,358,388	7,842
PLN	4,142,600	Sale	12/20/2013	1,331,017	1,320,088	10,929
						$1,895,675

DKK	56,195,707	Purchase	12/20/2013	$10,219,185	$10,201,367	$(17,818)
EUR	42,324,606	Purchase	12/20/2013	57,361,354	57,270,717	(90,637)
HKD	729,853,522	Sale	12/20/2013	94,106,163	94,119,609	(13,446)
ILS	17,621,408	Purchase	12/20/2013	5,045,407	4,992,806	(52,601)
NOK	59,355,408	Purchase	12/20/2013	10,187,138	9,840,386	(346,752)
NZD	4,590,709	Purchase	12/20/2013	3,828,009	3,791,054	(36,955)
SEK	102,579,476	Purchase	12/20/2013	16,189,048	15,931,246	(257,802)
SGD	14,687,129	Purchase	12/20/2013	11,791,435	11,708,097	(83,338)
						$(899,349)

WESTCORE FLEXIBLE INCOME FUND AS OF SEPTEMBER 30, 2013 (Unaudited)
	Shares	Market Value
CONVERTIBLE PREFERRED STOCKS		2.05%
Utilities		2.05%
Utilities		2.05%
AES Trust III,
6.750%, 10/15/2029	26,100	$1,315,440

Total Utilities
(Cost $1,140,080)		1,315,440

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,315,440

NONCONVERTIBLE PREFERRED STOCKS		6.10%
Financials		6.10%
Real Estate Investment Trusts (REITs)		6.10%
Diversified (REITs)		1.21%
Cousins Properties Inc.,
7.500%	4,594	114,850
National Retail Properties Inc.,
6.625%	29,000	665,550
		780,400

Hotels (REITs)		0.74%
Hersha Hospitality Trust,
8.000%	18,600	473,370

Storage (REITs)		1.34%
Public Storage,
6.350%	35,150	865,393

Warehouse-Industrial (REITs)		2.81%
CenterPoint Properties Trust,
5.377%(1)(2)	3,015	1,809,000

Total Financials
(Cost $4,552,346)		3,928,163

Total Nonconvertible Preferred Stocks
(Cost $4,552,346)		3,928,163

	Principal Amount	Market Value
CORPORATE BONDS		85.92%
Financials		8.38%
Financial Services		0.54%
Emigrant Capital Trust II - 144A,
2.688%, 4/14/2034(2)(3)	500,000	345,000

Insurance		1.77%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,000,000	1,141,689

Savings & Loans		0.96%
Washington Mutual Bank,
5.550%, 6/16/2010**(4)	2,000,000	615,000

Real Estate Investment Trusts (REITs)		5.11%
Healthcare (REITs)		2.51%
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	1,500,000	1,620,000

Timber (REITs)		2.60%
Potlatch Corp.,
7.500%, 11/1/2019	1,500,000	$1,672,500

Total Financials
(Cost $6,096,378)		5,394,189

Industrials		72.93%
Aerospace & Defense		2.13%
BE Aerospace Inc.,
6.875%, 10/1/2020	1,250,000	1,371,875

Airlines		1.70%
American Airlines 2013-2 Class A Pass Through Trust - 144A,
4.950%, 1/15/2023(3)	1,000,000	1,005,000
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(1)(5)	37,095	38,718
Continental Airlines Inc.,
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(5)	47,025	48,847
		1,092,565

Autos		3.78%
Goodyear Tire & Rubber Co.,
8.750%, 8/15/2020	1,644,000	1,894,710
Tenneco Inc.,
7.750%, 8/15/2018	500,000	540,000
		2,434,710

Broadcasting		1.23%
Sinclair Television Group Inc. - 144A,
9.250%, 11/1/2017(3)	750,000	790,950

Building Materials		3.99%
USG Corp. - 144A,
8.375%, 10/15/2018(3)	1,500,000	1,635,000
Vulcan Materials Co.,
7.000%, 6/15/2018	825,000	934,313
		2,569,313

Cable		1.52%
Virgin Media/Secured Finance PLC (United Kingdom),
5.250%, 1/15/2021	1,000,000	977,065

Chemicals		1.25%
Polymer Group Inc.,
7.750%, 2/1/2019	750,000	805,313

Commercial Services		1.38%
Iron Mountain Inc.,
8.375%, 8/15/2021	822,000	887,760

Consumer Products		2.02%
Jarden Corp.,
6.125%, 11/15/2022	1,250,000	1,301,562

Consumer Services		2.09%
Service Corp. International:
6.750%, 4/1/2016	500,000	544,375
7.000%, 5/15/2019	750,000	802,500
		1,346,875

Energy-Non Utility		14.57%
Denbury Resources Inc.,
6.375%, 8/15/2021	1,500,000	1,601,250
Enterprise Products Operating LLC,
Series B, 7.034%, 1/15/2068(2)	750,000	835,153
Forest Oil Corp.,
7.250%, 6/15/2019	1,500,000	$1,507,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,
6.750%, 11/1/2020	1,750,000	1,898,750
Range Resources Corp.:
5.750%, 6/1/2021	1,000,000	1,055,000
5.000%, 8/15/2022	1,000,000	972,500
Tesoro Corp.:
9.750%, 6/1/2019	500,000	548,750
5.375%, 10/1/2022	1,000,000	960,000
		9,378,903

Healthcare		2.07%
DaVita Inc.,
6.625%, 11/1/2020	1,250,000	1,334,375

Leasing		0.95%
Aviation Capital Group Corp. - 144A,
6.750%, 4/6/2021(3)	575,000	608,038

Leisure		8.01%
Penn National Gaming Inc.,
8.750%, 8/15/2019	950,000	1,045,000
Royal Caribbean Cruises Ltd. (Liberia),
5.250%, 11/15/2022	1,750,000	1,706,250
Speedway Motorsports Inc.,
6.750%, 2/1/2019	753,000	803,827
Vail Resorts Inc.,
6.500%, 5/1/2019	1,500,000	1,597,500
		5,152,577

Metals & Mining		3.32%
FMG Resources August 2006 Pty Ltd. - 144A (Australia),
6.875%, 2/1/2018(3)	500,000	524,375
Plains Exploration & Production Co.,
6.125%, 6/15/2019	1,500,000	1,609,279
		2,133,654

Other Industrials		3.83%
AmeriGas Finance LLC / AmeriGas Finance Corp.,
6.750%, 5/20/2020	1,500,000	1,601,250
Mueller Water Products Inc.,
8.750%, 9/1/2020	784,000	866,320
		2,467,570

Packaging & Containers		4.67%
Ball Corp.,
5.750%, 5/15/2021	1,275,000	1,351,500
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021	1,575,000	1,653,750
		3,005,250

Retail		3.44%
Limited Brands Inc.,
7.000%, 5/1/2020	1,250,000	1,387,500
Sally Holdings LLC / Sally Capital Inc.,
6.875%, 11/15/2019	750,000	825,000
Winn-Dixie Stores Inc.,
Series Escrow Units, 4/1/2008**(1)(4)(6)	2,150,000	0
		2,212,500

Technology		0.82%
Amkor Technology Inc.,
7.375%, 5/1/2018	500,000	528,125

Telecomm & Related		5.97%
Frontier Communications Corp.,
8.500%, 4/15/2020	1,750,000	1,942,500
Tuckahoe Credit Lease Trust - 144A,
9.310%, 10/20/2025(1)(3)	1,752,617	$1,901,501
		3,844,001

Textiles, Apparel & Luxury Goods		2.10%
Hanesbrands Inc.,
6.375%, 12/15/2020	1,250,000	1,353,125

Transportation		2.09%
Gulfmark Offshore Inc.,
6.375%, 3/15/2022	1,340,000	1,346,700

Total Industrials
(Cost $44,835,517)		46,942,806

Utilities		4.61%
Utilities		4.61%
Calpine Corp Escrow,
8.750%, 7/15/2013**(1)(4)	200,000	0
Calpine Corp. - 144A,
7.500%, 2/15/2021(3)	1,774,000	1,893,745
NRG Energy Inc.,
7.875%, 5/15/2021	1,000,000	1,075,000
		2,968,745

Total Utilities
(Cost $2,936,043)		2,968,745

Total Corporate Bonds
(Cost $53,867,938)		55,305,740

COMMERCIAL MORTGAGE-BACKED SECURITIES & RESIDENTIAL MORTGAGE-BACKED SECURITIES		3.00%
Commercial Mortgage-Backed Securities		2.83%
Advertising		2.83%
Adams Outdoor Advertising LP - 144A,
10.756%, 12/20/2017(3)(5)	700,000	783,971
GTP Towers Issuer LLC - 144A,
8.112%, 2/15/2015(3)(5)	1,000,000	1,035,439
		1,819,410

Total Commercial Mortgage-Backed Securities
(Cost $1,700,000)		1,819,410

Residential Mortgage-Backed Securities		0.17%
		0.17%
Home Equity Loan Trust 2002-HS2,
Series 2002-HS2, Class M1, 6.180%, 1/25/2032(7)	112,645	113,502

Total Residential Mortgage-Backed Securities
(Cost $112,949)		113,502

Total Commercial Mortgage-Backed Securities & Residential Mortgage-Backed Securities
(Cost $1,812,949)		1,932,912

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		1.35%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	871,781	871,781

Total Money Market Mutual Funds
(Cost $871,781)		871,781

Total Investments
(Cost $62,245,094)	98.42%	63,354,036

Other Assets in Excess of Liabilities	1.58%	1,014,332

Net Assets	100.00%	$64,368,368

See Notes to Quarterly Statements of Investments.

**	Non-income producing security.
(1)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of September 30, 2013 these securities represented 5.82% of the Fund's net assets.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)

This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

							Market Value
			Maturity			Market	as Percentage
	Issuer Description	Coupon	Date	Acquisition Date	Cost	Value	of Net Assets
	Adams Outdoor Advertising LP	10.756%	12/20/2040	12/3/2010	$ 700,000	$ 783,971	1.22%
	American Airlines 2013-2 Class A Pass Through Trust	4.950%	1/15/2023	7/24/2013 - 7/26/2013	$ 1,000,688	1,005,000	1.56%	^
	Aviation Capital Group Corp.	6.750%	4/6/2021	12/7/2011	550,871	608,038	0.94%	^
	Calpine Corp.	7.500%	2/15/2021	10/18/2010 - 2/2/2012	1,816,614	1,893,745	2.94%	^
	Emigrant Capital Trust II	2.688%	4/14/2034	8/11/2004	498,055	345,000	0.54%
	FMG Resources August 2006 Pty Ltd.	6.875%	2/1/2018	11/30/2011	472,329	524,375	0.81%	^
	GTP Towers Issuer LLC	8.112%	2/15/2015	2/11/2010	1,000,000	1,035,439	1.61%
	Sinclair Television Group Inc.	9.250%	11/1/2017	11/15/2011 - 11/17/2011	798,303	790,950	1.23%	^
	Tuckahoe Credit Lease Trust	9.310%	10/20/2025	12/11/2009	1,580,001	1,901,501	2.95%
	USG Corp.	8.375%	10/15/2018	11/9/2010 - 10/25/2011	1,457,700	1,635,000	2.54%	^
					$ 9,874,561	$ 10,523,019	16.35%

^

144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees.  Such securities represent 10.02% of the Fund's net assets as of September 30, 2013.

(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(6)

Security in default on interest payments.  The issuer defaulted on the maturity payment, pending the outcome of bankruptcy filing.  Security deemed to be liquid under procedures approved by the Fund's Board of Trustees.

(7)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2013.

WESTCORE PLUS BOND FUND AS OF SEPTEMBER 30, 2013 (Unaudited)
	Shares	Market Value
NONCONVERTIBLE PREFERRED STOCKS		0.29%
Financials		0.24%
Financial Services		0.08%
First Tennessee Bank - 144A,
3.750%(1)(2)	1,500	$1,097,813

Real Estate Investment Trusts (REITs)		0.16%
Apartments (REITs)		0.00%
Cousins Properties Inc.,
7.500%	2,700	67,500

Warehouse-Industrial (REITs)		0.16%
CenterPoint Properties Trust,
5.377%(1)(3)	3,900	2,340,000

Total Financials
(Cost $5,401,577)		3,505,313

Utilities		0.05%
Utilities		0.05%
Southern California Edison,
5.349%(1)	7,638	775,734

Total Utilities
(Cost $763,800)		775,734

Total Nonconvertible Preferred Stocks
(Cost $6,165,377)		4,281,047

	Principal Amount	Market Value
CORPORATE BONDS		50.18%
Financials		15.87%
Financial Services		8.75%
Bank of America Corp.,
5.000%, 5/13/2021	5,950,000	6,402,855
BB&T Corp.,
6.850%, 4/30/2019	4,150,000	5,076,699
Capital One Financial Corp.,
4.750%, 7/15/2021	6,700,000	7,103,353
Citigroup Inc.,
5.375%, 8/9/2020	5,475,000	6,135,269
City National Corp.,
5.250%, 9/15/2020	16,475,000	17,767,101
Emigrant Capital Trust II - 144A,
2.688%, 4/14/2034(1)(2)	850,000	586,500
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	25,563
First Horizon National Corp.,
5.375%, 12/15/2015	12,525,000	13,544,009
FMR Corp. - 144A,
7.490%, 6/15/2019(2)	5,000,000	6,084,540
Ford Motor Credit Co. LLC,
8.125%, 1/15/2020	8,775,000	10,948,646
JPMorgan Chase & Co.,
4.400%, 7/22/2020	7,150,000	7,582,117
PNC Funding Corp.:
4.250%, 9/15/2015	6,845,000	7,291,588
5.125%, 2/8/2020	7,250,000	8,077,885
The Toronto-Dominion Bank (Canada):
2.500%, 7/14/2016	4,625,000	4,810,740
1.400%, 4/30/2018	7,825,000	7,644,289
Union Bank of California,
5.950%, 5/11/2016	3,100,000	3,447,712
Wachovia Corp.,
5.625%, 10/15/2016	14,250,000	$15,981,717
		128,510,583

Insurance		1.13%
Berkshire Hathaway Finance Corp.,
1.600%, 5/15/2017	5,325,000	5,375,630
PartnerRe Finance B LLC,
5.500%, 6/1/2020	9,700,000	10,639,872
Prudential Financial,
Series MTNB, 4.346%, 5/12/2015(1)	396,354	404,348
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	200,000	228,338
		16,648,188

Savings & Loans		0.25%
Washington Mutual Bank:
5.550%, 6/16/2010**(4)	7,100,000	2,183,250
2.969%, 6/16/2010**(4)	5,000,000	1,537,500
		3,720,750

Real Estate Investment Trusts (REITs)		5.74%
Cell Tower (REITs)		0.27%
American Tower Corp.,
7.250%, 5/15/2019	3,350,000	3,909,192

Diversified (REITs)		1.18%
National Retail Properties Inc.,
5.500%, 7/15/2021	825,000	897,701
Washington REIT:
4.950%, 10/1/2020	13,825,000	14,544,647
3.950%, 10/15/2022	2,025,000	1,952,262
		17,394,610

Healthcare (REITs)		0.77%
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	10,420,000	11,253,600

Ventas Realty LP / Ventas Capital Corp.,
4.750%, 6/1/2021	10,500,000	11,078,729

Hotels (REITs)		0.41%
Host Hotels & Resorts LP,
6.000%, 11/1/2020	5,575,000	6,039,609

Industrials (REITs)		0.09%
ProLogis LP,
7.625%, 7/1/2017	1,100,000	1,282,679

Regional Malls (REITs)		0.87%
Simon Property Group LP:
7.375%, 6/15/2018	2,868,000	3,446,148
10.350%, 4/1/2019	2,050,000	2,791,854
5.650%, 2/1/2020	5,775,000	6,599,907
		12,837,909

Shopping Centers (REITs)		0.04%
Weingarten Realty Investors,
6.640%, 7/15/2026	545,000	612,371

Timber (REITs)		1.36%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	2,624,995
Potlatch Corp.,
7.500%, 11/1/2019	15,521,000	17,305,915
		19,930,910

Total Financials
(Cost $232,891,922)		233,219,130

Industrials		28.53%
Airlines		0.52%
American Airlines 2013-2 Class A Pass Through Trust,
4.950%, 1/15/2023(2)(5)	7,575,000	$7,612,875

Autos		0.87%
BMW US Capital Inc. - 144A,
5.730%, 11/1/2015(2)(3)	12,000,000	12,819,360

Building Materials		0.62%
USG Corp. - 144A,
8.375%, 10/15/2018(2)	8,400,000	9,156,000

Cable & Media		1.70%
CBS Corp.,
8.875%, 5/15/2019	8,875,000	11,360,905
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,199,873
Virgin Media/Secured Finance PLC (United Kingdom),
5.250%, 1/15/2021	9,735,000	9,511,728
WPP Finance 2010 (United Kingdom),
3.625%, 9/7/2022	1,000,000	951,312
		25,023,818

Chemicals		0.69%
The Dow Chemical Co.,
8.550%, 5/15/2019	2,700,000	3,448,286
Potash Corp. of Saskatchewan Inc. (Canada),
6.500%, 5/15/2019	5,625,000	6,657,879
		10,106,165

Commercial Services		0.56%
Iron Mountain Inc.,
7.750%, 10/1/2019	7,425,000	8,195,344

Energy-Non Utility		6.97%
Apache Corp.,
5.100%, 9/1/2040	5,550,000	5,503,269
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,185,910
Devon Energy Corp.,
6.300%, 1/15/2019	9,475,000	11,077,573
Forest Oil Corp.,
7.250%, 6/15/2019	12,460,000	12,522,300
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,
6.750%, 11/1/2020	6,820,000	7,399,700
Pride International Inc.:
8.500%, 6/15/2019	2,925,000	3,714,478
6.875%, 8/15/2020	7,575,000	9,043,096
Range Resources Corp.,
5.750%, 6/1/2021	15,450,000	16,299,750
Southwestern Energy Co.,
7.500%, 2/1/2018	5,520,000	6,567,796
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	91,905
7.000%, 10/15/2028	9,775,000	11,975,655
8.375%, 6/15/2032	2,600,000	3,434,044
Tesoro Corp.,
5.375%, 10/1/2022	7,405,000	7,108,800
Transcontinental Gas Pipe Line,
6.400%, 4/15/2016	5,725,000	6,459,334
		102,383,610

Food & Beverages		2.11%
Anheuser-Busch InBev Worldwide Inc. (Belgium),
7.750%, 1/15/2019	6,350,000	8,000,879
The Coca-Cola Co.,
1.500%, 11/15/2015	6,000,000	6,120,324
PepsiCo Inc.,
2.500%, 5/10/2016	15,000,000	15,619,575
WM Wrigley Jr. Co.,
4.650%, 7/15/2015	1,125,000	$1,182,097
		30,922,875

Leisure		1.68%
Royal Caribbean Cruises Ltd.,
5.250%, 11/15/2022	8,425,000	8,214,375
Starwood Hotels & Resorts Worldwide Inc.,
6.750%, 5/15/2018	9,170,000	10,832,778
Vail Resorts Inc.,
6.500%, 5/1/2019	5,250,000	5,591,250
		24,638,403

Metals & Mining		0.67%
BHP Billiton Finance USA Ltd. (Australia),
6.500%, 4/1/2019	5,025,000	6,013,910
Newmont Mining Corp.,
3.500%, 3/15/2022	4,325,000	3,790,214
Sweetwater Investors LLC - 144A,
5.875%, 5/15/2014(2)	92,792	92,418
		9,896,542

Other Industrials		0.58%
AmeriGas Finance LLC / AmeriGas Finance Corp.,
6.750%, 5/20/2020	7,975,000	8,513,313

Packaging & Containers		0.79%
Ball Corp.,
5.750%, 5/15/2021	5,000,000	5,300,000
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021	6,000,000	6,300,000
		11,600,000

Paper & Forestry		0.62%
West Fraser Timber Co. Ltd. - 144A (Canada),
5.200%, 10/15/2014(2)	8,825,000	9,178,000

Restaurants		0.75%
Darden Restaurants Inc.,
4.500%, 10/15/2021	10,950,000	11,069,979

Retail		4.18%
Costco Wholesale Corp.,
1.700%, 12/15/2019	13,975,000	13,532,566
Kohl's Corp.,
4.000%, 11/1/2021	10,875,000	10,935,617
Limited Brands Inc.,
7.000%, 5/1/2020	5,875,000	6,521,250
Sally Holdings LLC / Sally Capital Inc.,
6.875%, 11/15/2019	12,435,000	13,678,500
Wal-Mart Stores Inc.,
7.550%, 2/15/2030	12,400,000	16,698,001
		61,365,934

Technology		0.64%
International Business Machines Corp.,
2.000%, 1/5/2016	8,000,000	8,224,864
Leidos, Inc.,
5.500%, 7/1/2033	1,225,000	1,154,848
		9,379,712

Telecomm & Related		3.13%
America Movil SAB de CV (Mexico),
5.000%, 10/16/2019	6,975,000	7,620,216
AT&T Inc.,
5.625%, 6/15/2016	9,600,000	10,692,221
AT&T, Inc.,
4.300%, 12/15/2042	3,999,000	3,341,700
Frontier Communications Corp.,
8.500%, 4/15/2020	7,400,000	8,214,000
Tuckahoe Credit Lease Trust - 144A,
9.310%, 10/20/2025(2)(3)	4,478,909	4,859,392
Verizon Communications, Inc.,
5.150%, 9/15/2023	10,475,000	$11,253,743
		45,981,272

Textiles, Apparel & Luxury Goods		0.40%
Hanesbrands Inc.,
6.375%, 12/15/2020	5,400,000	5,845,500

Transportation		1.05%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	3,325,000	3,836,498
4.575%, 1/15/2021(3)	850,947	910,513
6.150%, 5/1/2037	4,325,000	4,932,044
Canadian National Railway Co. (Canada),
6.800%, 7/15/2018	3,315,000	4,005,326
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,691,755
		15,376,136

Total Industrials
(Cost $405,989,593)		419,064,838

Utilities		5.78%
Utilities		5.78%
Calpine Corp. - 144A,
7.500%, 2/15/2021(2)	7,444,000	7,946,470
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	7,375,000	8,352,224
Consumers Energy Co.,
Series B, 6.875%, 3/1/2018	1,564,000	1,879,967
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	4,285,000	5,279,771
3.900%, 6/15/2021	4,275,000	4,538,605
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037	850,000	932,162
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	3,287,000	3,667,829
Series R, 6.750%, 7/1/2037	2,850,000	3,609,365
NextEra Energy Capital Corp.:
2.600%, 9/1/2015	3,200,000	3,296,931
6.350%, 10/1/2066(1)	2,900,000	2,930,975
NRG Energy Inc.,
8.500%, 6/15/2019	3,807,000	4,102,043
Oncor Electric Delivery Co. LLC,
7.000%, 9/1/2022	13,178,000	16,320,979
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	3,438,388
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	4,374,630
Tenaska Alabama II Partners LP - 144A,
6.125%, 3/30/2023(2)	201,700	220,133
Tenaska Virginia Partners LP - 144A,
6.119%, 3/30/2024(2)	181,931	193,283
Westar Energy Inc.,
8.625%, 12/1/2018	9,950,000	12,849,798
WPD Holdings Inc - 144A (United Kingdom),
7.250%, 12/15/2017(2)	875,000	992,564
		84,926,117

Total Utilities
(Cost $76,958,304)		84,926,117

Total Corporate Bonds
(Cost $715,839,819)		737,210,085

MUNICIPAL BONDS		1.05%
Washington		1.05%
Washington State Build America Bonds:
5.090%, 8/1/2033	5,900,000	$6,203,673
5.481%, 8/1/2039	8,400,000	9,163,896
		15,367,569

Total Municipal Bonds
(Cost $16,220,100)		15,367,569

ASSET-BACKED SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES & AGENCY MORTGAGE-BACKED SECURITIES		34.93%
Asset-Backed Securities		3.50%
Aircraft Lease Securitisation Ltd. - 144A,
Series 2007-1A, Class G3, 0.459%, 5/10/2032(1)(2)(3)	5,730,538	5,486,990
CarMax Auto Owner Trust,
Series 2009-2, Class B, 4.650%, 8/17/2015	6,000,000	6,072,060
Centerpoint Energy Transition Bond Co. III LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	2,347,305	2,475,742
Honda Auto Receivables Owner Trust,
Series 2012-2, Class A4, 0.910%, 6/15/2015(5)	4,200,000	4,219,917
John Deere Owner Trust,
Series 2011-A, Class A4, 1.960%, 4/16/2018	5,528,000	5,586,912
Marriott Vacation Club Owner Trust - 144A,
Series 2010-1A, Class A, 3.540%, 12/20/2032(2)	4,080,055	4,221,865
Toyota Auto Receivables Owner Trust:
Series 2012-A, Class A3, 0.750%, 2/16/2016	10,000,000	10,017,010
Series 2012-A, Class A4, 0.990%, 8/15/2017	5,000,000	5,025,220
World Financial Network Credit Card Master Trust,
Series 2011-A, Class A, 1.680%, 8/15/2018	8,250,000	8,330,115

Total Asset-Backed Securities
(Cost $50,823,333)		51,435,831

Commercial Mortgage-Backed Securities		3.60%
Adams Outdoor Advertising LP - 144A:
5.438%, 12/20/2017(2)(5)	7,700,985	8,359,905
10.756%, 12/20/2017(2)(5)	6,300,000	7,055,735
Crown Castle Towers LLC - 144A:
5.495%, 1/15/2017(2)(5)	4,500,000	4,900,707
6.113%, 1/15/2020(2)(5)	8,975,000	10,167,661
4.883%, 8/15/2020(2)(5)	5,900,000	6,272,089
GTP Towers Issuer LLC - 144A,
8.112%, 2/15/2015(2)(5)	15,000,000	15,531,585
SBA Tower Trust - 144A,
4.254%, 4/15/2015(2)(5)	550,000	$561,107

Total Commercial Mortgage-Backed Securities
(Cost $48,925,985)		52,848,789

Residential Mortgage-Backed Securities		2.10%
Banc of America Funding Trust:
Class 2A4, 5.500%, 8/1/2035	650,565	633,039
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	327,009	320,927
Banc of America Mortgage Securities Inc.:
Series 2003-G, Class 2A1, 3.108%, 8/25/2033(1)	4,727,798	4,750,988
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	117,185	116,357
Series 2005-8, Class A14, 5.500%, 9/25/2035	693,773	414,931
Banc of America Mortgage Trust,
Series 2003-E, Class 3A1, 2.863%, 6/25/2033(1)	3,440,151	3,426,975
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 5/25/2035	751,306	83,572
Bear Stearns Co.,
Series 2003-AC4, Class A, 5.500%, 9/25/2033(6)	5,755,598	5,874,756
Countrywide Asset-Backed Certificates,
Series 2005-1, Class AF6, 5.030%, 7/25/2035(1)	4,533,898	4,673,470
RAMP Series Trust,
Series 2006-EFC2, Class A3, 0.339%, 12/25/2036(1)	4,858,238	4,360,410
JP Morgan Mortgage Trust 2013-2 - 144A,
Series 2013-2, Class A2, 3.500%, 12/25/2030(2)	6,354,496	6,271,767

Total Residential Mortgage-Backed Securities
(Cost $31,968,517)		30,927,192

Agency Mortgage-Backed Securities		25.73%
FHLMC:
Pool #781958, 5.122%, 9/1/2034(1)	357,401	374,020
Gold Pool #G08061, 5.500%, 6/1/2035	311,344	338,292
Gold Pool #G08079, 5.000%, 9/1/2035	4,105,056	4,440,156
Gold Pool #G01960, 5.000%, 12/1/2035	1,230,012	1,329,875
Gold Pool #A41748, 5.000%, 1/1/2036	1,782,439	1,921,396
Gold Pool #A42128, 5.500%, 1/1/2036	1,380,591	1,497,517
Gold Pool #G02064, 5.000%, 2/1/2036	2,001,786	2,164,309
Gold Pool #G05200, 5.000%, 5/1/2036	6,120,030	6,618,623
Gold Pool #G02252, 5.500%, 7/1/2036	4,237,554	4,591,051
Gold Pool #G02386, 6.000%, 11/1/2036	3,103,375	3,404,691
Pool #1G1317, 5.927%, 11/1/2036(1)	1,763,926	$1,848,594
Gold Pool #G03189, 6.500%, 9/1/2037	5,826,562	6,455,201
Pool #A86876, 5.000%, 6/1/2039	5,891,777	6,371,480
Gold Pool #A91161, 4.500%, 2/1/2040	6,509,073	6,939,153
Pool #A92533, 4.500%, 6/1/2040	7,054,320	7,524,130
Pool #A93505, 4.500%, 8/1/2040	9,300,710	9,918,919
Pool #A97047, 4.500%, 2/1/2041	7,242,131	7,727,824
Pool #A97620, 4.500%, 3/1/2041	13,138,857	14,018,582
Gold Pool #Q05168, 4.000%, 12/1/2041	21,087,235	22,087,170
Gold Pool #Q05601, 4.000%, 1/10/2042	12,312,074	12,897,894
Gold Pool #C03789, 4.000%, 3/1/2042	11,352,956	11,890,859
FNMA:
Pool #932361, 4.000%, 1/1/2025	7,541,787	8,025,751
Pool #AC8938, 4.500%, 1/1/2025	9,886,786	10,521,192
Pool #AD4268, 4.500%, 3/1/2025	6,031,068	6,417,316
Pool #AL2840, 2.500%, 11/1/2027	15,134,100	15,242,233
Pool #AB4853, 3.000%, 4/1/2032	22,031,197	22,064,089
Pool #MA1201, 3.500%, 10/1/2032	22,007,864	22,855,210
Pool #725705, 5.000%, 8/1/2034	599,063	651,666
Pool #735288, 5.000%, 3/1/2035	3,302,387	3,590,361
Pool #255706, 5.500%, 5/1/2035	3,296,393	3,598,963
Pool #735897, 5.500%, 10/1/2035	2,497,014	2,726,033
Pool #850582, 5.500%, 1/1/2036	916,229	1,000,143
Pool #745275, 5.000%, 2/1/2036	3,614,525	3,925,421
Pool #845471, 5.000%, 5/1/2036	663,567	705,203
Pool #888016, 5.500%, 5/1/2036	4,262,733	4,654,197
Pool #190377, 5.000%, 11/1/2036	3,214,091	3,489,937
Pool #256526, 6.000%, 12/1/2036	3,756,871	4,003,972
Pool #888405, 5.000%, 12/1/2036	712,600	773,326
Pool #907772, 6.000%, 12/1/2036	1,115,087	1,175,637
Pool #910881, 5.000%, 2/1/2037	2,823,245	3,001,810
Pool #889108, 6.000%, 2/1/2038	3,125,865	3,417,905
Pool #889579, 6.000%, 5/1/2038	5,411,612	5,915,920
Pool #995838, 5.500%, 5/1/2039	4,144,024	4,515,743
Pool #AE0395, 4.500%, 10/1/2040	14,540,287	15,563,822
Pool #AE0949, 4.000%, 2/1/2041	25,667,874	26,979,810
Pool #AJ1407, 4.000%, 9/1/2041	10,850,854	11,403,521
Pool #AL2625, 3.500%, 10/1/2042	14,982,591	15,284,880

Pool # MA1273, 3.500%, 12/1/2042	15,035,758	$15,357,944
Pool # AL3028, 3.500%, 1/1/2043	22,734,179	23,221,372
GNMA,
Pool #550656, 5.000%, 9/15/2035	516,128	566,572
Ginnie Mae II pool,
Pool # G24496, 5.000%, 7/20/2039(7)	2,694,841	2,962,490

Total Agency Mortgage-Backed Securities
(Cost $375,881,175)		377,972,175

Total Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities
(Cost $507,599,010)		513,183,987

U.S. GOVERNMENT & AGENCY OBLIGATIONS		0.00%
FNMA,
8.200%, 3/10/2016	55,000	65,082

Total U.S. Government & Agency Obligations
(Cost $53,587)		65,082

U.S. TREASURY BONDS & NOTES		11.34%
U.S. Treasury Bond:
4.125%, 5/15/2015	6,000,000	6,376,878
3.125%, 5/15/2021	14,055,000	15,027,325
4.000%, 2/15/2014	7,775,000	7,889,502
4.250%, 11/15/2014	5,750,000	6,014,477
4.000%, 2/15/2015	8,050,000	8,469,477
2.625%, 4/30/2016	20,500,000	21,625,901
5.375%, 2/15/2031	6,895,000	8,797,048
4.500%, 2/15/2036	15,250,000	17,618,508
4.375%, 2/15/2038	600,000	679,172
4.375%, 11/15/2039	15,000,000	16,976,955
4.750%, 2/15/2041	24,700,000	29,593,688
3.750%, 8/15/2041	4,000,000	4,065,312
U.S. Treasury Note:
1.250%, 10/31/2015	9,000,000	9,168,750
2.000%, 4/30/2016	13,700,000	14,233,546
		166,536,539
Total U.S. Treasury Bonds & Notes
(Cost $161,359,428)		166,536,539

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		1.10%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	16,218,508	16,218,508

Total Money Market Mutual Funds
(Cost $16,218,508)		16,218,508

Total Investments
(Cost $1,423,455,829)	98.89%	1,452,862,817

Other Assets in Excess of Liabilities	1.11%	16,255,226

Net Assets	100.00%	$1,469,118,043

See Notes to Quarterly Statements of Investments.

**	Non-income producing security.
(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2)

This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

							Market Value
			Maturity			Market	as Percentage
	Issuer Description	Coupon	Date	Acquisition Date	Cost	Value	of Net Assets
	Adams Outdoor Advertising LP	5.438%	12/20/2017	12/3/2010	$ 7,700,985	$ 8,359,905	0.57%
	Adams Outdoor Advertising LP	10.756%	12/20/2017	12/3/2010	6,300,000	7,055,735	0.48%
	American Airlines 2013-2 Class A Pass Through Trust	4.950%	1/15/2023	7/31/2013	7,656,133	7,612,875	0.52%	^
	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3	0.459%	5/10/2032	4/26/2012	5,423,242	5,486,990	0.37%	^
	BMW US Capital Inc.	5.730%	11/1/2015	10/16/2007	12,000,000	12,819,360	0.87%
	Calpine Corp.	7.500%	2/15/2021	10/18/2010-10/19/2010	7,454,056	7,946,470	0.54%	^
	Crown Castle Towers LLC	5.495%	1/15/2017	1/8/2010	4,500,000	4,900,707	0.33%	^
	Crown Castle Towers LLC	6.113%	1/15/2020	1/8/2010	8,975,000	10,167,661	0.69%	^
	Crown Castle Towers LLC	4.883%	8/15/2020	7/29/2010	5,900,000	6,272,089	0.43%	^
	Emigrant Capital Trust II	2.688%	4/14/2034	8/11/2004	846,727	586,500	0.04%
	First Tennessee Bank	3.750%	-	3/16/2005	1,500,000	1,097,813	0.07%
	FMR Corp.	7.490%	6/15/2019	3/6/2007	5,499,244	6,084,540	0.41%	^
	GTP Towers Issuer LLC	8.112%	2/15/2015	2/11/2010	15,000,000	15,531,585	1.06%
	JP Morgan Mortgage Trust 2013-2	3.500%	5/25/2043	6/13/2013	6,419,697	6,271,767	0.43%	^
	Marriott Vacation Club Owner Trust, Series 2010-1A, Class A	3.540%	12/20/2032	11/5/2010	4,079,631	4,221,865	0.29%	^
	SBA Towers Trust	4.254%	4/15/2015	4/8/2010	550,000	561,107	0.04%	^
	Sweetwater Investors LLC	5.875%	5/15/2014	5/31/2005 - 12/15/2005	92,875	92,418	0.01%
	Tenaska Alabama II Partners LP	6.125%	3/30/2023	10/9/2003 - 9/4/2009	203,280	220,133	0.01%	^
	Tenaska Virginia Partners LP	6.119%	3/30/2024	4/29/2004 - 1/19/2005	181,862	193,283	0.01%	^
	Tuckahoe Credit Lease Trust	9.310%	10/20/2025	12/11/2009	3,999,227	4,859,392	0.33%
	USG Corp.	8.375%	10/15/2018	11/8/2010 - 11/9/2010	8,475,627	9,156,000	0.62%	^
	West Fraser Timber Co. Ltd.	5.200%	10/15/2014	6/12/2006 - 8/3/2009	8,561,895	9,178,000	0.62%	^
	WPD Holdings Inc (United Kingdom)	7.250%	12/15/2017	10/15/2003 - 6/30/2006	863,979	992,564	0.07%	^
					$ 122,183,458	$ 129,668,759	8.83%

^

144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees.  Such securities represent 5.38% of the Fund's net assets as of September 30, 2013.

(3)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of September 30, 2013 these securities represented 1.8% of the Fund's net assets.
(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(6)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2013.
(7)	When - Issued Security.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF SEPTEMBER 30, 2013 (Unaudited)
	Principal Amount	Market Value
CERTIFICATES OF PARTICIPATION		14.59%
Auraria Higher Education Center,
6.000%, 5/1/2024, Optional 11/1/2019 @ 100.00	499,000	$547,842
City of Aurora:
5.000%, 12/1/2026, Optional 12/1/2019 @ 100.00	1,000,000	1,080,140
5.000%, 12/1/2030, Optional 12/1/2019 @ 100.00	875,000	919,879
City of Westminster Co.:
4.000%, 12/1/2023	425,000	450,492
4.000%, 12/1/2024, Optional 12/1/2023 @ 100.00	1,215,000	1,265,471
4.000%, 12/1/2025, Optional 12/1/2023 @ 100.00	500,000	511,735
Colorado State Higher Education Capital Construction Lease Purchase Program:
5.250%, 11/1/2023, Optional 11/1/2018 @ 100.00	1,000,000	1,120,220
5.000%, 11/1/2025	1,000,000	1,103,090
Colorado State, University of Colorado at Denver Health Sciences Center Fitzsimons Academic:
5.000%, 11/1/2018, Optional 12/1/20123 @ 100.00, NATL-RE	700,000	767,018
4.500%, 11/1/2022	550,000	606,842
Denver City & County, Denver Botanic Gardens,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	685,169
Douglas & Elbert Counties School District Re-1:
5.000%, 1/15/2025, Optional 1/15/2019 @ 100.00	1,000,000	1,068,250
5.000%, 1/15/2029, Optional 1/15/2023 @ 100.00	705,000	756,916
Eagle County, Justice Center Project,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	549,635
El Paso County School District No. 49 Falcon,
5.000%, 12/15/2028, Optional 12/15/17 @ 100.00	800,000	841,344
Garfield County Public Library District,
5.000%, 12/1/2024, Optional 12/1/2019 @ 100.00	675,000	714,906
Pueblo Co., Police Complex Project,
5.500%, 8/15/2018, AGM	500,000	577,490
Regional Transportation District:
4.500%, 6/1/2019, Prerefunded 6/1/2015 @ 100.00, AMBAC	620,000	662,898
5.000%, 6/1/2020	1,200,000	1,375,068
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	1,086,630
State of Colorado, Building Excellent Schools Today,
5.000%, 3/15/2024, Optional 3/15/2021 @ 100.00	1,000,000	$1,124,810

Total Certificates of Participation
(Cost $17,621,497)		$17,815,845

GENERAL OBLIGATION BONDS		26.35%
County-City-Special District-School District		26.35%
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,499,235
Arapahoe County School District No. 1 Englewood:
5.000%, 12/1/2028, Optional 12/1/2021 @ 100.00	975,000	1,080,924
5.000%, 12/1/2029, Optional 12/1/2021 @ 100.00	2,440,000	2,681,414
Arapahoe County School District No. 5 Cherry Creek,
5.000%, 12/15/2026, Optional 12/15/2018 @ 100.00	1,000,000	1,119,090
Boulder Larimer & Weld Counties St. Vrain Valley School District Re-1J,
5.000%, 12/15/2026, Optional 12/15/2016 @ 100.00	1,000,000	1,076,710
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	830,430
Denver City & County School District No. 1:
5.500%, 12/1/2022, FGIC	500,000	611,570
5.250%, 12/1/2025, Optional 6/1/2019 @ 100.00	2,680,000	3,101,939
Douglas & Elbert Counties School District Re-1:
zero coupon, 12/15/2022	1,660,000	1,279,495
5.000%, 12/15/2026, Prerefunded 12/15/2017 @ 100.00	325,000	377,461
Eagle, Garfield & Routt Counties School District Re-50J,
5.000%, 12/1/2026, Prefunded 12/01/16 @ 100, AGM	2,500,000	2,831,275
El Paso County School District No. 20,
zero coupon, 12/15/2013, AGM	500,000	498,915
Garfield County, Garfield School District Re-2:
5.000%, 12/1/2024, Prerefunded 12/1/2016 @ 100.00, AGM	800,000	906,008
4.750%, 12/1/2025, Optional 12/1/2016 @ 100.00, AGM	1,000,000	1,054,840
5.000%, 12/1/2027, Prerefunded 12/1/2016 @ 100.00, AGM	250,000	283,127

Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1:
5.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	1,500,000	1,707,225
5.000%, 12/15/2024, Optional 12/15/2021 @ 100.00	1,500,000	$1,721,280
Gunnison Watershed School District Re-1J,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	1,000,000	1,176,840
Ignacio School District No. 11JT:
5.250%, 12/1/2024, Optional 12/15/2021 @ 100.00	500,000	584,430
5.000%, 12/1/2029, Optional 12/15/2021 @ 100.00	1,000,000	1,087,870
Jefferson County School District R-1:
5.250%, 12/15/2024	1,500,000	1,817,385
5.250%, 12/15/2025, Prerefunded 12/15/2016 @ 100.00, AGM	500,000	571,860
La Plata County School District No. 9-R Durango:
4.500%, 11/1/2023, Optional 11/1/2021 @ 100.00	1,000,000	1,114,470
5.000%, 11/1/2024, Optional 11/1/2021 @ 100.00	1,000,000	1,149,460
Moffat County School District Re-1 Craig,
5.250%, 12/1/2026, Optional 12/1/2017 @ 100.00, AGM	1,030,000	1,105,375
Pitkin County School District No. 001, Aspen,
5.375%, 12/1/2026, Optional 12/1/2019 @ 100.00	225,000	255,661
Rio Blanco County School District Re-1 Meeker,
5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	636,991

Total General Obligation Bonds
(Cost $31,294,670)		$32,161,280

GENERAL OBLIGATION UNLTD		2.27%
Development		0.63%
Central Platte Valley Metropolitan District,
5.500%, 12/1/2029, Optional 12/1/2023 @100.00(1)	750,000	767,528

Facilities		1.64%
Tallyns Reach Metropolitan District No 3,
4.000%, 12/1/2021, Mandatory Sinking Fund, 2017-2021 @100.00	1,930,000	2,007,663

Total General Obligation Unltd
(Cost $2,776,455)		$2,775,191

REVENUE BONDS		49.17%
Airports		3.37%
City & County of Denver Airport Series A Revenue:
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,087,530
5.000%, 11/15/2025, Optional 11/15/2015 @ 100.00	1,840,000	1,959,342
5.250%, 11/15/2028, Optional 11/15/2019 @ 100.00	1,000,000	$1,063,840
		4,110,712

General		8.09%
Boulder County Open Space Capital Improvement Trust Fund:
Series B, 5.250%, 7/15/2024, Optional 7/15/2021 @ 100.00,	1,000,000	1,165,670
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,099,630
City & County of Denver Co.,
5.250%, 9/1/2018	1,500,000	1,740,645
Denver CO Convention,
5.000%, 12/1/2035, Optional 11/1/2016 @ 100.00	1,060,000	997,683
Denver Convention Center Hotel Authority,
4.750%, 12/1/2035, Optional 11/1/2016 @ 100.00	300,000	270,792
Grand Junction,
5.000%, 3/1/2022, Optional 9/1/2021 @ 100.00	500,000	580,255
Plaza Metropolitan District No 1,
5.000%, 12/1/2022	1,000,000	1,033,350
Regional Transportation District, Colorado Sales Tax Revenue, Series A,
5.000%, 11/1/2027, Prerefunded 11/1/2016 @ 100.00, AMBAC	575,000	651,090
Town of Castle Rock Co.,
5.000%, 6/1/2029, Optional 6/1/2023 @ 100.00	1,630,000	1,767,637
Town of Castle Rock Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, AGM	500,000	568,270
		9,875,022

Higher Education		8.17%
Colorado Educational & Cultural Facilities Authority:
4.000%, 3/1/2024, Optional 3/1/2023 @ 100.00	500,000	523,565
4.000%, 3/1/2025, Optional 3/1/2023 @ 100.00	500,000	517,045
University of Denver:
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, NATL-RE	500,000	535,000
5.000%, 3/1/2021, Optional 9/1/2015 @ 100.00, MBIA-RE FGIC	300,000	321,000
Colorado Mesa University,
5.125%, 5/15/2037, Optional 5/15/2017 @ 100.00	25,000	25,440
Colorado School of Mines,
5.000%, 12/1/2028, Optional 12/1/2022 @ 100.00	350,000	384,779
Colorado State Board of Governors University - Enterprise Revenue Bonds:
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	548,300
5.250%, 3/1/2024, Prerefunded 3/1/2017 @ 100.00	75,000	$86,235
5.250%, 3/1/2024, Prerefunded 3/1/2017 @ 100.00	425,000	488,665
5.000%, 3/1/2026, Optional 3/1/2022 @ 100.00	1,000,000	1,101,550
5.000%, 3/1/2029, Optional 3/1/2022 @ 100.00	1,500,000	1,601,775
Mesa State College, Auxiliary Facility Enterprise Revenue,
5.700%, 5/15/2026, Prerefunded 11/15/2017 @ 100.00	250,000	297,940
University of Colorado Enterprise Systems Revenue:
5.000%, 6/1/2026, Prerefunded 6/1/2015 @ 100.00	750,000	807,450
Series A-1, 5.000%, 6/1/2028, Optional 6/1/2022 @ 100.00,	1,500,000	1,642,140
Series A-1, 5.000%, 6/1/2029, Optional 6/1/2022 @ 100.00,	1,000,000	1,084,730
		9,965,614

Medical		15.20%
Aspen Valley Hospital District:
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	612,840
5.000%, 10/15/2030, Optional 10/15/2022 @ 100.00	1,000,000	998,840
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 6/1/2018 @ 100.00, AGM	1,000,000	1,087,260
Colorado Health Facilities Authority,
5.000%, 1/1/2017	1,105,000	1,173,145
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	345,000	392,555
5.250%, 11/15/2027, Optional 11/15/2016 @ 100.00(2)	1,000,000	1,077,260
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives:
5.000%, 2/1/2023, Optional 2/1/2021 @ 100.00	500,000	558,005
5.250%, 7/1/2024, Optional 7/1/2019 @ 100.00	1,000,000	1,118,990
4.750%, 9/1/2025, Optional 5/1/2018 @ 100.00	660,000	696,604
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	500,000	499,965
Colorado Health Facilities Authority Revenue, Craig Hospital Project,
5.000%, 12/1/2024, Optional 12/1/2022 @ 100.00	1,000,000	1,080,800
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2018, Optional 6/1/2016 @ 100.00	750,000	$800,160
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	522,800
5.250%, 6/1/2023, Optional 6/1/2016 @ 100.00	400,000	410,244
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	472,320
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	469,273
Colorado Health Facilities Authority Revenue, Sisters Leavenworth, Series B,
5.000%, 1/1/2023, Optional 1/1/2020 @ 100.00	1,000,000	1,095,770
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center:
5.000%, 1/15/2020, Prerefunded 1/15/2015 @ 100.00	700,000	741,825
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	240,000	245,621
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	250,000	252,125
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	863,362
Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	700,000	715,477
Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016 @ 100.00	550,000	586,344
5.000%, 12/1/2020, Optional 12/1/2016 @ 100.00	500,000	522,085
University of Colorado Hospital Authority:
5.000%, 11/15/2023, Optional 11/15/2022 @ 100.00	450,000	497,471
5.000%, 11/15/2027, Optional 11/15/2022 @ 100.00	1,000,000	1,065,490
		18,556,631

Multi-Family Housing		0.26%
Colorado Housing & Finance Authority,
3.900%, 10/1/2032, Mandatory Sinking Fund, 2023 - 2032 @ 100.00, Optional 10/1/2022 @ 100.00	335,000	311,848

Nursing Homes		0.66%
Colorado Health Facilities Authority,
5.000%, 6/1/2022(1)	750,000	808,387

Special Tax		5.39%
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	110,000	$110,164
4.250%, 12/1/2014	125,000	125,900
4.375%, 12/1/2015	125,000	125,188
Colorado Educational & Cultural Facilities Authority:
Academy Charter School:
5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	390,000	412,967
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	185,737
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	249,307
Bromley East Charter School,
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	506,690
Cherry Creek Academy,
4.000%, 4/1/2022, Mandatory Sinking Fund 4/1/2016 @ 100.00	250,000	243,148
Kent Denver School,
5.000%, 10/1/2019	115,000	125,881
Denver City & County Golf Enterprise:
4.600%, 9/1/2015	185,000	187,053
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	353,959
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	504,840
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	413,716
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	410,171
Northwest Parkway Public Highway Authority Revenue,
5.800%, 6/15/2025, Prerefunded 6/15/2016 @ 100.00, AGM	960,000	1,089,331
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	103,749
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	339,856
5.000%, 6/1/2026, Optional 6/1/2016 @ 100.00	1,085,000	1,094,873
		6,582,530

Transportation		0.18%
Colorado Department of Transportation,
5.000%, 12/15/2016, Prerefunded 12/15/2014 @ 100.00, NATL-RE FGIC	205,000	216,609

Utilities		7.26%
Brighton Colorado Water Activity Enterprise,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,589,326
Colorado Springs Colorado Utilities Revenue,
5.000%, 11/15/2027, Optional 11/15/2021 @ 100.00	1,000,000	1,106,640
Colorado Water Resources & Power Development Authority,
5.000%, 9/1/2022, Prerefunded 9/1/2014 @ 100.00	5,000	$5,220
Colorado Water Resources & Power Development Authority, East Cherry Creek Valley Water & Sanitation District,
4.250%, 11/15/2025, Optional 11/15/2015 @ 100.00, NATL-RE	1,420,000	1,464,361
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	500,000	603,915
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, Optional 12/15/2017 @ 100.00, AGM	1,575,000	1,679,769
Eagle River Water & Sanitation District,
5.000%, 12/1/2027, Optional 12/1/2022 @ 100.00	200,000	217,926
Fort Collins Colorado Waste Water Utility Enterprise,
5.000%, 12/1/2027, Optional 12/1/2018 @ 100.00	465,000	520,228
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, AGM	150,000	150,405
Parker Co., Water & Sanitation District Enterprise Revenue,
5.000%, 11/1/2026, Optional 5/1/2022 @ 100.00	400,000	442,868
Platte River Power Authority, Series HH,
5.000%, 6/1/2022, Optional 6/1/2019 @ 100.00	485,000	557,454
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Prerefunded 12/1/2014 @ 100.00, NATL-RE	500,000	527,700
		8,865,812

Water		0.59%
City of Aurora Co. Water Revenue,
5.000%, 8/1/2020, Optional 8/1/2017 @ 100.00	650,000	722,761

Total Revenue Bonds
(Cost $59,866,167)		$60,015,926

TAX ALLOCATION		2.18%
Development		2.18%
Denver Urban Renewal Authority:
5.000%, 12/1/2024, Optional 12/1/2022 @ 100.00	500,000	545,625
5.000%, 12/1/2025, Optional 12/1/2022 @ 100.00	1,000,000	1,078,410
Plaza Metropolitan District No 1,
4.000%, 12/1/2016	1,000,000	1,032,970
		2,657,005

Total Tax Allocation
(Cost $2,761,439)		$2,657,005

MONEY MARKET MUTUAL FUNDS		5.67%
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.010%)	6,920,942	6,920,942

Total Money Market Mutual Funds
(Cost $6,920,942)		6,920,942

Total Investments
(Cost $121,241,170)	100.23%	122,346,189

Liabilities in Excess of Other Assets	(0.23%)	(282,614)

Net Assets	100.00%	$122,063,575

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited.

(1)	When - Issued Security.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
AMBAC	Ambac Financial Group Incorporated.
FGIC	Financial Guaranty Insurance Company.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MBIA- RE

MBIA Inc. delivers credit enhancement for the obligations of debt such as municipal bonds. The purchase of municipal bond insurance is used to improve or enhance the credit rating of a borrower’s debt financing.

MTNB	Medium Term Notes Bond.
MORAL OBLG	Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government
NATL- RE	Third party insurer for municipal debt securities.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	Sociedad Anonima Bursatil de Capital Variable is a Spanish Variable Capital Company.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds.

CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL CAD	Brazilian Dollar Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

September 30, 2013 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Blue Chip Dividend Fund, (Prior to April 30, 2013 known as the Westcore Blue Chip Fund), Westcore Mid-Cap Value Dividend Fund, (Prior to April 30, 2013 known as the Westcore Mid-Cap Value Fund), Westcore Small-Cap Opportunity Fund, Westcore Small-Cap Value Dividend Fund, (Prior to April 30, 2013 known as the Westcore Small-Cap Value Fund), Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip Dividend, Westcore Small-Cap Opportunity, Westcore Small-Cap Value Dividend, Westcore Flexible Income and Westcore Plus Bond Funds offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2013, all Funds were primarily invested in U.S. based issuers, as determined by the location of their headquarters, except Westcore International Small-Cap Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Concentration of Risk – As of September 30, 2013, the Westcore International Small-Cap Fund invested a significant percentage of its assets in Hong Kong, United Kingdom, and Australia.  Therefore, it may be more affected by economic developments and currency fluctuations in these countries.

When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price, pursuant to procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner.  The purchase of securities on a “when issued” or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence.  Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.  Other income is primarily comprised of consent fees which are compensation for agreeing to changes in the terms to debt instruments.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund

As of September 30, 2013
Gross appreciation (excess of value over tax cost)	$16,328,128	$27,350,698	$29,657,398
Gross depreciation (excess of tax cost over value)	(351,249)	(905,507)	(918,453)
Net unrealized appreciation	$15,976,879	$26,445,191	$28,738,945
Cost of investment for income tax purposes	$57,834,754	$77,976,002	$91,839,580

	Westcore Blue Chip Dividend Fund	Westcore Mid-Cap Value Dividend Fund	Westcore Small-Cap Opportunity Fund

As of September 30, 2013
Gross appreciation (excess of value over tax cost)	$8,982,335	$10,775,418	$4,915,033
Gross depreciation (excess of tax cost over value)	(778,159)	(343,648)	(191,108)
Net unrealized appreciation	$8,204,176	$10,431,770	$4,723,925
Cost of investment for income tax purposes	$56,285,979	$37,929,050	$13,077,307

	Westcore Small-Cap Value Dividend Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund

As of September 30, 2013
Gross appreciation (excess of value over tax cost)	$75,906,342	$3,061,785	$94,164,367
Gross depreciation (excess of tax cost over value)	(3,751,232)	(302,706)	(26,417,562)
Net unrealized appreciation	$72,155,110	$2,759,079	$67,746,805
Cost of investment for income tax purposes	$230,243,722	$15,945,687	$370,671,423

Westcore Bond Funds
	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of September 30, 2013
Gross appreciation (excess of value over tax cost)	$4,221,644	$56,822,426	$3,507,144
Gross depreciation (excess of tax cost over value)	(2,626,064)	(26,885,437)	(2,402,125)
Net unrealized appreciation	$1,595,580	$29,936,989	$1,105,019
Cost of investment for income tax purposes	$61,758,456	$1,422,925,828	$121,241,170

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2013 in valuing the Funds’ assets:

Westcore Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$72,708,631	$–	$–	$72,708,631
Money Market Mutual Funds	1,103,002	–	–	1,103,002
Total	$73,811,633	$–	$–	$73,811,633

Westcore MIDCO Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$102,300,448	$–	$–	$102,300,448
Money Market Mutual Funds	2,120,745	–	–	2,120,745
Total	$104,421,193	$–	$–	$104,421,193

Westcore Select Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$118,078,473	$–	$–	$118,078,473
Money Market Mutual Funds	2,500,052	–	–	2,500,052
Total	$120,578,525	$–	$–	$120,578,525

Westcore Blue Chip Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$63,781,357	$–	$–	$63,781,357
Money Market Mutual Funds	708,798	–	–	708,798
Total	$64,490,155	$–	$–	$64,490,155

Westcore Mid-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$47,743,996	$–	$–	$47,743,996
Money Market Mutual Funds	616,824	–	–	616,824
Total	$48,360,820	$–	$–	$48,360,820

Westcore Small-Cap Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$17,426,339	$–	$–	$17,426,339
Money Market Mutual Funds	374,893	–	–	374,893
Total	$17,801,232	$–	$–	$17,801,232

Westcore Small-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$296,519,747	$–	$–	$296,519,747
Money Market Mutual Funds	5,879,085	–	–	5,879,085
Total	$302,398,832	$–	$–	$302,398,832

Westcore Micro-Cap Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$18,328,279	$–	$–	$18,328,279
Money Market Mutual Funds	376,487	–	–	376,487
Total	$18,704,766	$–	$–	$18,704,766

Westcore International Small-Cap Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$423,487,434	$–	$–	$423,487,434
Money Market Mutual Funds	14,930,794	–	–	14,930,794
Total	$438,418,228	$–	$–	$438,418,228

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$1,895,675	$–	$1,895,675
Liabilities
Forward Foreign Currency Contracts	–	(899,349)	–	(899,349)
Total	$–	$996,326	$–	$996,326

Westcore Flexible Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Convertible Preferred Stocks	$1,315,440	$–	$–	$1,315,440
Nonconvertible Preferred Stocks	2,119,163	–	1,809,000	3,928,163
Corporate Bonds	–	53,365,521	1,940,219	55,305,740
Commercial Mortgage-Backed Securities & Residential Mortgage-Backed Securities Money Market Mutual Funds	– 871,781	1,932,912 –	– –	1,932,912 871,781
Total	$4,306,384	$55,298,433	$3,749,219	$63,354,036

Westcore Plus Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Nonconvertible Preferred Stocks	$843,234	$1,097,813	$2,340,000	$4,281,047
Corporate Bonds	–	718,620,820	18,589,265	737,210,085
Municipal Bonds	–	15,367,569	–	15,367,569
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage-Backed Securities	–	507,696,997	5,486,990	513,183,987
U.S. Government & Agency Obligations	–	65,082	–	65,082
U.S. Treasury Bonds & Notes	166,536,539	–	–	166,536,539
Money Market Mutual Funds	16,218,508	–	–	16,218,508
Total	$183,598,281	$1,242,848,281	$26,416,255	$1,452,862,817

Westcore Colorado Tax-Exempt Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$115,425,247	$–	$115,425,247
Money Market Mutual Funds	6,920,942	–	–	6,920,942
Total	$6,920,942	$115,425,247	$–	$122,346,189

*For detailed Industry descriptions, see the accompanying Statements of Investments.

**Other financial instruments are derivative instruments not reflected in the Statements of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.  When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification.  The transfer amount disclosed in the table below represents the value of the securities as of September 30, 2013 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of December 31, 2012.

	Level 1- Quoted and Unadjusted Prices		Level 2- Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$270,642,411	$ -	$ -	$(270,642,411)
Total	$270,642,411	$ -	$ -	$(270,642,411)

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2013. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is provided only for the Westcore Flexible Income and Westcore Plus Bond Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2012	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2013	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2013
Nonconvertible Preferred Stocks	$1,688,400	$-	$-	$120,600	$-	$-	$1,809,000	$120,600
Corporate Bonds	2,130,488	6,568	(1,700,138)	1,612,064	(147,481)	38,718	1,940,219	(107,832)
Total	$3,818,888	$6,568	$(1,700,138)	$886,002	$(147,481)	$38,718	$3,749,219	$12,768

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2012	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2013	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2013
Nonconvertible Preferred Stocks	$2,184,000	$-	$-	$156,000	$-	$-	$2,340,000	$156,000
Corporate Bonds	19,606,306	13,340	(605,282)	(65,444)	(359,655)	-	18,589,265	(697,835)
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities	-	-	-	-	-	5,486,990	5,486,990	(54,521)
Total	$21,790,306	$13,340	$(605,282)	$90,556	$(359,655)	$5,486,990	$26,416,255	$(596,356)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investment Advisors LLC (the “Adviser or “Denver Investments”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).  Westcore Flexible Income Fund and Westcore Plus Bond Fund each had one security that transferred from Level 2 to Level 3 because of a decrease in observable market activity and information.

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements	Fair Value at 09/30/2013	Valuation Technique	Unobservable Input	Level/Range
WESTCORE FLEXIBLE INCOME FUND
Nonconvertible Preferred Stocks	$1,809,000	Consensus Pricing*	Broker Quotes	N/A
Corporate Bonds	$1,940,219	Adjusted Spread Pricing**	Comparability Adjustment	1.725%
			Liquidity and Maturity Adjustment	0.85%
		Consensus Pricing*	Broker Quotes	N/A

Total	$3,749,219
WESTCORE PLUS BOND FUND
Nonconvertible Preferred Stocks	$2,340,000	Consensus Pricing*	Broker Quotes	N/A
Corporate Bonds	$18,589,265	Adjusted Spread Pricing**	Comparability Adjustment	1.725%
			Liquidity and Maturity Adjustment	0.85%
Asset-Backed Securities	$5,486,990	Consensus Pricing*	Broker Quotes	N/A

Total	$26,416,255

*Denver Investments seeks up to 3 independent price quotes, but in certain cases only one may be available.  Denver Investments evaluates whether the source of the pricing uses valuation techniques in accordance with ASC Topic 820 by developing an internal reasonableness check. For those quotes that are considered reasonable, quantitative unobservable inputs are not developed by Denver Investments.

**Denver Investments identifies comparable security(ies) and obtains market observable spreads to Treasuries, and then adjusts for appropriate comparability or liquidity adjustments.

5. AFFILIATED COMPANIES

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund.  As of September 30, 2013, Westcore International Small-Cap Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers would be deemed to be affiliates of that Fund for purposes of the 1940 Act.

Security Name	Share Balance at December 31, 2012	Purchases	Sales	Share Balance at September 30, 2013	Market Value at September 30, 2013	Dividends	Realized (Losses)
Credit Corp. Group Ltd.	2,133,771	1,116,721	226,171	3,024,321	$26,915,957	$1,014,175	$(112,855)
(Australia)
Pico Far East Holding Ltd. (Hong Kong)	56,825,200	24,007,679	-	80,832,879	26,472,171	1,022,698	-

Prestige International Inc.	807,890	927,490	-	1,735,380	12,888,015	133,182	-
(Japan)(1)
	59,766,861	26,051,890	226,171	85,592,580	$66,276,143	$2,170,055	$(112,855)

(1)       Stock split of 2:1 on 9/26/13.

6. SUBSEQUENT EVENTS

Effective November 14, 2013, the Westcore Small-Cap Opportunity Fund merged into the Westcore Small-Cap Value Dividend Fund.

Item 2 - Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date:	November 27, 2013

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer and Treasurer

Date:	November 27, 2013